UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-23166

(Investment Company Act File Number)

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

360 South Rosemary Avenue, Suite 1420

West Palm Beach, FL 33401

(Address of Principal Executive Offices)

Marcus L. Collins, Esq.

RiverNorth Capital Management, LLC

360 South Rosemary Avenue, Suite 1420

West Palm Beach, FL 33401

(Name and Address of Agent for Service)

(561) 484-7185

(Registrant’s Telephone Number)

Date of Fiscal Year End: June 30

Date of Reporting Period: December 31, 2024

Item 1.	Reports to Stockholders.

(a)

OPPORTUNISTIC INVESTMENT STRATEGIES

RIVERNORTH

12.31.2024

Semi-Annual Report

RIVERNORTH/DOUBLELINE STRATEGIC OPPORTUNITY FUND, INC. (OPP)

RN

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Table of Contents

Performance Overview	2
Schedule of Investments	6
Statement of Assets and Liabilities	33
Statement of Operations	35
Statements of Changes in Net Assets Attributable to Common Shareholders	36
Statement of Cash Flows	37
Financial Highlights	40
Notes to Financial Statements	43
Dividend Reinvestment Plan	59
Additional Information	61
Consideration and Approval of Advisory and Sub-Advisory Agreements	62

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Performance Overview	December 31, 2024 (Unaudited)

WHAT IS THE FUND’S INVESTMENT STRATEGY?

The RiverNorth/DoubleLine Strategic Opportunity Fund (“the Fund”) seeks to achieve its investment objective by allocating its Managed Assets among the three principal investment strategies described below:

Tactical Closed-End Fund Income Strategy: This strategy seeks to (i) generate returns through investments in closed-end funds, special purpose acquisition companies ("SPACs"), exchange-traded funds and business development companies (collectively, the “Underlying Funds”) that invest primarily in income-producing securities, and (ii) derive value from the discount and premium spreads associated with closed-end funds.

Opportunistic Income Strategy: This strategy seeks to generate attractive risk-adjusted returns through investments in fixed income instruments and other investments, including agency and non-agency residential mortgage-backed and other asset-backed securities, corporate bonds, municipal bonds, and real estate investment trusts. At least 50% of the Managed Assets allocated to this strategy is invested in mortgage-backed securities.

Alternative Credit Strategy: This strategy seeks to achieve a high level of income by investing in alternative credit instruments. The Fund's alternative credit investments may be made through a combination of: (i) investing in loans to small and mid-sized companies (“SMEs”); (ii) investing in notes or other pass-through obligations issued by an alternative credit platform (or an affiliate) representing the right to receive the principal and interest payments on an alternative credit investment (or fractional portions thereof) originated through the platform (“Pass-Through Notes”); (iii) purchasing asset-backed securities representing ownership in a pool of alternative credit; (iv) investing in private investment funds that purchase Alternative Credit; (v) acquiring an equity interest in an alternative credit platform (or an affiliate); and (vi) providing loans, credit lines or other extensions of credit to an alternative credit platform (or an affiliate). The Fund may invest in income-producing securities of any maturity and credit quality, including unrated or below investment grade.

RiverNorth Capital Management, LLC (“RiverNorth” or the "Adviser") allocates the Fund’s Managed Assets among three principal strategies. RiverNorth manages the Tactical CEF Income Strategy and the Alternative Credit Strategy, DoubleLine Capital, LP ("DoubleLine") manages the Opportunistic Income Strategy.

RiverNorth determines which portion of the Fund’s assets is allocated to each strategy based on market conditions.

2	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Performance Overview	December 31, 2024 (Unaudited)

HOW DID THE FUND PERFORM RELATIVE TO ITS BENCHMARK DURING THE PERIOD?

PERFORMANCE as of December 31, 2024

	Cumulative	Annualized
TOTAL RETURN(1)	6 Months	1 Year	3 Years	5 Years	Since Inception(2)
RiverNorth/DoubleLine Strategic Opportunity Fund, Inc. – NAV(3)	3.52%	7.66%	-1.08%	0.80%	2.70%
RiverNorth/DoubleLine Strategic Opportunity Fund, Inc. – Market(4)	3.19%	14.54%	-2.85%	0.91%	2.10%
Bloomberg U.S. Aggregate Bond Index(5)	1.98%	1.25%	-2.41%	-0.33%	0.85%

(1)	Total returns assume reinvestment of all distributions.
(2)	The Fund commenced operations on September 28, 2016.
(3)	Performance returns are net of management fees and other Fund expenses.
(4)	Market price is the value at which the Fund trades on an exchange. This market price can be more or less than its NAV.
(5)	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index of investment grade fixed-rate debt issues with maturities of at least one year. The index cannot be invested in directly and does not reflect fees and expenses.

The total annual expense ratio as a percentage of net assets attributable to common shares as of December 31, 2024 is 2.06% (excluding interest on facility loan payable). Including interest on facility loan payable, the expense ratio is 2.65%.

Performance data quoted represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling (844) 569-4750. Total return measures net investment income and capital gain or loss from portfolio investments. All performance shown assumes reinvestment of dividends and capital gains distributions but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

Semi-Annual Report | December 31, 2024	3

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Performance Overview	December 31, 2024 (Unaudited)

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

The graph below illustrates the growth of a hypothetical $10,000 investment assuming the purchase of common shares at the closing market price (NYSE: OPP) of $20.00 on September 28, 2016 (commencement of operations) and tracking its progress through December 31, 2024.

Past performance does not guarantee future results. Performance will fluctuate with changes in market conditions. Current performance may be lower or higher than the performance data shown. Performance information does not reflect the deduction of taxes that shareholders would pay on Fund distributions or the sale of Fund shares. An investment in the Fund involves risk, including loss of principal.

4	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Performance Overview	December 31, 2024 (Unaudited)

TOP TEN HOLDINGS* as of December 31, 2024

% of Net Assets
Government National Mortgage Association, 3.00%, 12/20/2051	2.61%
Government National Mortgage Association, 3.50%, 05/20/2051	2.60%
Government National Mortgage Association, 3.50%, 04/20/2051	2.33%
U.S. Treasury Bond, 1.75%, 08/15/2041	2.16%
Freddie Mac REMICS, 2.50%, 02/25/2052	2.04%
Fannie Mae REMICS, 2.50%, 10/25/2051	1.87%
Connecticut Avenue Securities Trust 2024-R03, 30 Day US SOFR + 2.80%, 03/25/2044	1.66%
Oaktree Specialty Lending Corp., 7.10%, 02/15/2029	1.56%
Fannie Mae REMICS, 2.50%, 05/25/2052	1.56%
COLT 2021-4 Mortgage Loan Trust, 4.14%, 10/25/2066	1.50%
19.89%

*	Holdings are subject to change and exclude short-term investments.

ASSET ALLOCATION as of December 31, 2024^

^	Holdings are subject to change.

 Percentages are based on total investments of the Fund and do not include derivatives.

Semi-Annual Report | December 31, 2024	5

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2024 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS (0.54%)
United States (0.54%)
72,184	PGIM Short Duration High Yield Opportunities Fund	$1,163,606

TOTAL CLOSED-END FUNDS
(Cost $1,262,552)		1,163,606

CLOSED-END FUNDS - PREFERRED SHARES (0.43%)
United States (0.43%)
	XAI Octagon Floating Rate Alternative Income Trust, Series
36,866	2026, 6.50%, 03/31/2026	933,027

TOTAL CLOSED-END FUNDS - PREFERRED SHARES
(Cost $905,710)		933,027

BUSINESS DEVELOPMENT COMPANIES - PREFERRED SHARES (2.08%)
United States (2.08%)
5,913	CION Investment Corp., 7.50%, 12/30/2029	149,185
91,480	Crescent Capital BDC, Inc., 5.00%, 05/25/2026	2,247,664
2,200,000	PennantPark Floating Rate Capital, Ltd., 4.25%, 04/01/2026	2,130,226
TOTAL BUSINESS DEVELOPMENT COMPANIES - PREFERRED SHARES
(Cost $4,643,433)		4,527,075

Principal Amount/Description		Rate	Maturity	Value
BANK LOANS (2.87%)
Canada (0.14%)
$120,000	Bausch + Lomb Corp., First Lien (a)	1M SOFR + 3.25%	05/10/27	$120,605
120,000	Garda World Security Corp., First Lien (a)	3M SOFR + 4.50%	02/01/29	121,162
65,000	Kronos Acquisition Holdings, Inc., First Lien (a)	3M SOFR + 4.00%	07/08/31	61,547
Great Britain (0.00%)
5,000	Inmarsat PLC, First Lien - B Term Loan(a)	1M CME TERM SOFR + 3.00%	09/23/26	5,009
Luxembourg (0.18%)
420,757	Travelport Finance Luxembourg SARL 1L, 2021, First Lien - Initial (Priority) Term Loan(a)	3M SOFR + 7.26%	09/29/28	395,116

See Notes to Financial Statements.

6	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
BANK LOANS (continued)
Netherlands (0.01%)
$36,549	Lealand Finance Company B.V., First Lien - Take-Back Term Loan(a)	1M CME TERM SOFR + 9.33%	06/30/25	$14,711
2,433	Lealand Finance Company B.V., First Lien - Make-Whole Term Loan(a)	1M US SOFR + 3.00%	06/28/24	1,241
United States (2.54%)
125,000	ADMI Corp., First Lien (a)	1M SOFR + 3.75%	12/23/27	123,125
120,000	Alliant Holdings Intermediate LLC, First Lien (a)	1M SOFR + 2.75%	09/19/31	120,457
120,000	Allied Universal Holdco LLC, First Lien - Initial U.S. Dollar Term Loan(a)	1M CME TERM SOFR + 3.75%	05/15/28	120,541
120,000	Allspring Buyer LLC, First Lien (a)	3M SOFR + 3.00%	11/01/30	120,345
120,000	Ascend Learning LLC, First Lien (a)	3M SOFR + 3.50%	12/11/28	120,797
5,000	Aspire Bakeries 12/23 TL(a)	1M SOFR + 4.25%	12/30/30	5,056
529,837	Astra Acquisition Corp., Second Lien - Initial Term Loan(a)	3M SOFR + 8.88%	10/22/29	37,420
125,000	Aveanna Healthcare LLC, First Lien (a)	3M SOFR + 0.00%	07/17/28	124,164
60,000	Boxer Parent Co., Inc., Second Lien (a)	3M SOFR + 5.75%	07/30/32	59,200
60,000	Boxer Parent Co., Inc., First Lien (a)	3M SOFR + 3.75%	07/30/31	60,569
120,000	BroadStreet Partners, Inc., First Lien (a)	1M SOFR + 3.00%	06/16/31	120,551
125,000	Central Parent LLC, First Lien (a)	3M SOFR + 3.25%	07/06/29	123,508
120,000	Chariot Buyer LLC, First Lien (a)	3M SOFR + 3.25%	11/03/28	120,863
119,688	CHG PPC Parent LLC, First Lien (a)	1M SOFR + 3.00%	12/08/28	120,512
530,000	Constant Contact, Inc., Second Lien - Initial Term Loan(a)	3M SOFR + 7.50%	02/12/29	432,833
120,000	Cotiviti, Inc., First Lien (a)	1M SOFR + 2.75%	04/30/31	120,826

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2024	7

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
BANK LOANS (continued)
$120,000	Cube Industrials 10/24(a)	3M CME TERM + 3.50%	10/09/31	$120,950
59,491	Cyborg Oldco DC Holdings, Inc., First Lien - Initial Term Loan(a)	PRIME + 2.00%	05/01/24	327
124,674	Deerfield Dakota Holding LLC, First Lien (a)	3M SOFR + 3.75%	04/09/27	122,220
35,000	Dexko Global, Inc., First Lien (a)	3M SOFR + 3.75%	10/04/28	33,176
120,000	DG Investment Intermediate Holdings 2, Inc., First Lien (a)	1M SOFR + 3.75%	03/31/28	121,424
60,000	Directv Financing LLC, First Lien (a)	3M SOFR + 0.00%	08/02/29	59,030
60,000	Edelman Financial 12/24(a)	3M SOFR + 3.00%	04/07/28	60,437
60,000	Edelman Financial Engines Center LLC, Second Lien (a)	1M SOFR + 5.25%	10/06/28	60,619
60,000	EG America LLC, First Lien (a)	6M SOFR + 4.75%	02/07/28	60,622
1,757	Epic Creations 10/24 DIP(a)	3M SOFR + 1.00%	04/30/25	1,766
120,000	Fertitta Entertainment, LLC, First Lien (a)	1M SOFR + 3.50%	01/13/29	120,594
11,638	Focus Financial Partners LLC, First Lien (a)	3M SOFR + 0.00%	09/17/31	11,760
108,362	Focus Financial Partners LLC, First Lien (a)	1M SOFR + 3.25%	09/17/31	109,492
125,000	Gainwell Acquisition Corp., First Lien - B Term Loan(a)	3M SOFR + 4.00%	10/01/27	121,389
60,000	Golden State Foods 10/24(a)	3M SOFR + 4.25%	10/07/31	60,609
120,000	Great Outdoors Group LLC, First Lien (a)	1M SOFR + 3.75%	03/06/28	120,810
120,000	Hexion Holdings Corp., First Lien (a)	3M SOFR + 4.50%	03/15/29	120,163
120,000	INEOS US Petrochem LLC, First Lien (a)	1M SOFR + 4.25%	03/29/29	121,050
120,000	Kenan Advantage Group, Inc., First Lien (a)	1M SOFR + 3.25%	01/25/29	120,901
125,000	LBM Acquisition LLC, First Lien (a)	1M SOFR + 3.75%	06/06/31	124,141
120,000	Mister Car Wash Holdings, Inc., First Lien (a)	1M SOFR + 2.75%	03/27/31	120,718
60,000	Mitchell International, Inc., Second Lien (a)	1M SOFR + 5.25%	06/17/32	59,500

See Notes to Financial Statements.

8	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
BANK LOANS (continued)
$60,000	Mitchell International, Inc., First Lien (a)	1M SOFR + 3.25%	06/17/31	$60,107
30,000	Natgasoline LLC, First Lien - Initial Term Loan(a)	1M SOFR + 3.63%	11/14/25	29,850
65,000	NEP Group, Inc., First Lien (a)	1M SOFR + 3.25%	08/19/26	59,573
120,000	OneDigital Borrower LLC, First Lien (a)	1M SOFR + 3.25%	07/02/31	120,454
125,000	Radiology Partners 2/24(a)	3M SOFR + 3.50%	01/31/29	123,843
125,000	Restaurant Technologies, Inc. TLB 1L(a)	3M SOFR + 4.25%	03/17/29	123,008
120,000	Sedgwick Claims Management Services, Inc., First Lien (a)	3M SOFR + 3.00%	07/31/31	120,871
60,000	Signia Aerospace 11/24 TL(a)	6M CME TERM SOFR + 3.50%	11/21/31	60,113
34,913	Staples, Inc., First Lien (a)	3M SOFR + 5.75%	09/10/29	33,456
119,695	STUBHUB HLDGS INC, TL(a)	1M SOFR + 4.75%	03/12/30	120,144
65,000	Team Health Holdings, Inc., First Lien (a)	3M SOFR + 5.25%	03/02/27	63,026
117,556	Tiger Acquisition LLC, First Lien - Initial Term Loan(a)	3M SOFR + 3.25%	06/01/28	117,850
120,000	Triton Water Holdings, Inc., First Lien - Initial Term Loan(a)	3M SOFR + 3.25%	03/31/28	121,096
60,000	Univision Communications, Inc., First Lien (a)	3M SOFR + 4.25%	06/25/29	60,356
60,000	Vantage Specialty Chemicals, Inc., First Lien (a)	1M SOFR + 4.75%	10/26/26	59,475
20,000	Veritiv Operating Co., First Lien (a)	3M SOFR + 4.50%	11/29/30	20,088
117,793	Wand NewCo 3, Inc., First Lien (a)	1M SOFR + 3.25%	01/30/31	118,422
59,850	WaterBridge Midstream Operating LLC, First Lien (a)	3M SOFR + 4.75%	06/27/29	59,700
120,000	WaterBridge NDB Operating LLC, First Lien (a)	3M SOFR + 4.50%	05/10/29	121,447

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2024	9

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
BANK LOANS (continued)
$125,000	White Cap Supply Holdings LLC, First Lien (a)	1M SOFR + 3.25%	10/31/29	$125,395

TOTAL BANK LOANS
(Cost $6,856,869)				6,220,130

SMALL BUSINESS LOANS (30.38%)(b)(c)(d)(e)
United States (30.38%)
79,812,864	Square	2.98% - 6.50%	01/28/24-06/26/26	66,067,600
TOTAL SMALL BUSINESS LOANS
(Cost $76,343,874)				66,067,600

Shares/Description		Value
COMMON STOCKS (0.00%)
Brazil (0.00%)
7,796	Oi SA	1,170

United States (0.00%)
38,618	Pershing Square Tontine Holdings(f)(g)	0
3,705	Riverbed Tech Class B-1 Partnership Units(g)	37

TOTAL COMMON STOCKS
(Cost $43,723)		1,207

Principal Amount/Description		Rate	Maturity	Value
COLLATERALIZED LOAN OBLIGATIONS (11.24%)
Cayman Islands (10.07%)
$500,000	Apidos CLO XXIV(a)(h)	3M CME TERM SOFR + 6.06%	10/20/30	504,088
500,000	Bain Capital Credit CLO 2019-3, Ltd.(a)(h)	3M CME TERM SOFR + 7.36%	10/21/34	487,371
500,000	Barings CLO, Ltd.(a)(h)	3M CME TERM SOFR + 6.08%	10/15/30	503,064
1,000,000	Benefit Street Partners CLO IX, Ltd.(a)(h)	3M CME TERM SOFR + 3.10%	10/20/37	1,003,149

See Notes to Financial Statements.

10	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
COLLATERALIZED LOAN OBLIGATIONS (continued)
$1,000,000	Benefit Street Partners CLO XXXVII, Ltd.(a)(h)	3M CME TERM SOFR + 2.85%	01/25/38	$1,000,000
500,000	Canyon Capital CLO, Ltd.(a)(h)	3M CME TERM SOFR + 6.01%	07/15/31	499,909
500,000	Canyon CLO 2020-1, Ltd.(a)(h)	3M CME TERM SOFR + 3.10%	07/15/34	500,000
500,000	Carlyle Global Market Strategies CLO, Ltd.(a)(h)	3M CME TERM SOFR + 5.61%	05/15/31	500,053
500,000	Carlyle Global Market Strategies CLO, Ltd.(a)(h)	3M CME TERM SOFR + 5.76%	10/15/30	503,015
1,000,000	Carlyle US CLO 2020-2, Ltd.(a)(h)	3M CME TERM SOFR + 6.96%	01/25/35	1,014,725
500,000	Carlyle US CLO 2023-3, Ltd.(a)(h)	3M CME TERM SOFR + 5.50%	10/15/36	515,512
500,000	Chenango Park CLO, Ltd.(a)(h)	3M CME TERM SOFR + 6.06%	04/15/30	501,221
500,000	Fillmore Park CLO, Ltd.(a)(h)	3M CME TERM SOFR + 5.66%	07/15/30	502,932
500,000	Goldentree Loan Management US CLO 3, Ltd.(a)(h)	3M CME TERM SOFR + 3.11%	04/20/30	503,726
500,000	Jamestown CLO XVIII, Ltd.(a)(h)	3M CME TERM SOFR + 3.75%	07/25/35	506,411

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2024	11

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
COLLATERALIZED LOAN OBLIGATIONS (continued)
$500,000	Marble Point CLO XII, Ltd.(a)(h)	3M CME TERM SOFR + 3.26%	07/16/31	$501,749
500,000	Milos CLO, Ltd.(a)(h)	3M CME TERM SOFR + 6.41%	10/20/30	505,044
500,000	Myers Park CLO, Ltd.(a)(h)	3M CME TERM SOFR + 5.76%	10/20/30	503,207
500,000	Neuberger Berman Loan Advisers CLO 42, Ltd.(a)(h)	3M CME TERM SOFR + 6.21%	07/16/35	503,900
500,000	Neuberger Berman Loan Advisers CLO 44, Ltd.(a)(h)	3M CME TERM SOFR + 6.26%	10/16/34	505,474
500,000	Ocean Trails CLO V(a)(h)	3M CME TERM SOFR + 3.71%	10/13/31	503,690
1,000,000	Sound Point CLO XVIII, Ltd.(a)(h)	3M CME TERM SOFR + 2.76%	01/21/31	1,004,571
500,000	Sound Point CLO XXVI, Ltd.(a)(h)	3M CME TERM SOFR + 7.12%	07/20/34	470,128
900,000	Sound Point CLO XXX, Ltd.(a)(h)	3M CME TERM SOFR + 3.61%	07/25/34	908,095
500,000	Sound Point CLO XXXII, Ltd.(a)(h)	3M CME TERM SOFR + 6.96%	10/25/34	458,137
500,000	Thayer Park CLO, Ltd.(a)(h)	3M SOFR + 6.51%	04/20/34	503,247

See Notes to Financial Statements.

12	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
COLLATERALIZED LOAN OBLIGATIONS (continued)
$500,000	THL Credit Wind River 2017-3 CLO, Ltd.(a)(h)	3M CME TERM SOFR + 7.31%	04/15/35	$491,300
1,000,000	THL Credit Wind River 2019-1 CLO, Ltd.(a)(h)	3M CME TERM SOFR + 3.71%	07/20/34	999,844
500,000	THL Credit Wind River CLO, Ltd.(a)(h)	3M CME TERM SOFR + 6.01%	07/15/30	498,901
500,000	Vibrant CLO III, Ltd.(a)(h)	3M CME TERM SOFR + 3.76%	10/20/31	503,957
500,000	Vibrant CLO IV-R, Ltd.(a)(h)	3M CME TERM SOFR + 3.75%	10/20/37	502,500
500,000	Voya CLO 2014-4, Ltd.(a)(h)	3M CME TERM SOFR + 3.61%	07/14/31	502,895
500,000	Voya CLO 2020-1, Ltd.(a)(h)	3M CME TERM SOFR + 6.61%	07/16/34	504,467
500,000	Voya CLO, Ltd.(a)(h)	3M CME TERM SOFR + 6.21%	07/14/31	502,226
500,000	Voya CLO, Ltd.(a)(h)	3M CME TERM SOFR + 5.51%	07/15/31	485,258
1,000,000	Wellfleet CLO 2021-1, Ltd.(a)(h)	3M CME TERM SOFR + 6.87%	04/20/34	998,832
500,000	Wind River 2021-1 CLO, Ltd.(a)(h)	3M CME TERM SOFR + 3.95%	07/20/37	504,792

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2024	13

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2024 (Unaudited)

Principal Amount/ Description		Rate	Maturity	Value
COLLATERALIZED LOAN OBLIGATIONS (continued)
Jersey (0.94%)
$500,000	Bain Capital Credit CLO 2019-4, Ltd.(a)(h)	3M CME TERM SOFR + 3.63%	04/23/35	$500,487
500,000	Bain Capital Credit CLO 2022-3, Ltd.(a)(h)	3M CME TERM SOFR + 7.35%	07/17/35	504,285
1,000,000	Voya CLO 2022-3, Ltd.(a)(h)	3M CME TERM SOFR + 4.50%	10/20/36	1,014,710
United States (0.23%)
500,000	Clover CLO 2021-3 LLC(a)(h)	6.85%	01/25/35	500,000

TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $23,945,656)				24,426,872

Shares/Description		Value
RIGHTS (0.00%)
United States (0.00%)
62,828	Globalink Investment, Inc., Strike Price $11.50, Expires 04/15/2024	892
63,000	Mountain Crest Acquisition Corp. V, Strike Price $0.01, Expires 12/31/2049	1,959

TOTAL RIGHTS
(Cost $14,923)		2,851

WARRANTS (0.04%)
Austria (0.01%)
52,112	Critical Metals Corp., Strike Price $11.50, Expires 06/06/2028	11,986

Cayman Islands (0.00%)
30,063	Finnovate Acquisition Corp., Strike Price $11.50, Expires 09/30/2026	1,142
40,085	Nvni Group, Ltd., Strike Price $11.50, Expires 11/01/2028	2,658
54,941	TNL Mediagene, Strike Price $11.50, Expires 06/14/2028	2,692

Germany (0.00%)
23,875	Heramba Electric PLC, Strike Price $11.50, Expires 10/10/2028	1,019

See Notes to Financial Statements.

14	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2024 (Unaudited)

Shares/Description		Value
WARRANTS (continued)
Ireland (0.00%)
63,913	SMX Security Matters PLC, Strike Price $787.50, Expires 03/07/2028	$3,508
Israel (0.00%)
25,890	Holdco Nuvo Group DG, Ltd., Strike Price $11.50, Expires 05/01/2029	10
48,475	Hub Cyber Security, Ltd., Strike Price $11.50, Expires 02/27/2028	1,820
Singapore (0.01%)
34,781	BitFuFu, Inc., Strike Price $11.50, Expires 06/07/2028	19,130
51,583	Euda Health Holdings, Ltd., Strike Price $11.50, Expires 09/24/2026	5,732
24,725	Helport AI, Ltd., Strike Price $11.50, Expires 08/05/2029	5,563
United States (0.02%)
27,203	Aeries Technology, Inc., Strike Price $11.50, Expires 10/20/2026	952
14,921	AltEnergy Acquisition Corp., Strike Price $11.50, Expires 11/02/2028	78
104,172	Beneficient, Strike Price $11.50, Expires 03/14/2028	802
29,843	Cactus Acquisition Corp. 1, Ltd., Strike Price $11.50, Expires 10/29/2026	424
6,744	CERo Therapeutics Holdings, Inc., Strike Price $150.00, Expires 02/14/2029	56
19,184	Direct Selling Acquisition Corp., Strike Price $11.50, Expires 09/30/2028	146
16,078	Everest Consolidator Acquisition Corp., Strike Price $11.50, Expires 07/19/2028	323
62,828	Globalink Investment, Inc., Strike Price $11.50, Expires 12/03/2026	302
36,627	Integrated Rail and Resources Acquisition Corp., Strike Price $11.50, Expires 11/12/2026	3,662
13,554	MultiSensor AI Holdings, Inc., Strike Price $11.50, Expires 09/01/2027	542
29,444	New Era Helium, Inc., Strike Price $11.50, Expires 12/06/2029	14,134
9,654	PERSHING SQUARE SPARC HOLDINGS, Strike Price $0.01, Expires 12/31/2049(f)	0
46,043	QT Imaging Holdings, Inc., Strike Price $11.50, Expires 12/31/2028	1,151
14,614	Roadzen, Inc., Strike Price $11.50, Expires 11/30/2028	2,192
1,188	Roth CH Acquisition Co., Strike Price $11.50, Expires 10/29/2028	2
19,426	Southland Holdings, Inc., Strike Price $11.50, Expires 09/01/2026	4,662

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2024	15

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2024 (Unaudited)

Shares/Description		Value
WARRANTS (continued)
38,741	Syntec Optics Holdings, Inc., Strike Price $11.50, Expires 11/08/2026	$4,262
5,889	TLGY Acquisition Corp., Strike Price $11.50, Expires 01/14/2028	118
32,389	Volato Group, Inc., Strike Price $11.50, Expires 12/03/2028	486
24,051	VSee Health, Inc., Strike Price $11.50, Expires 11/04/2028	1,200
TOTAL WARRANTS
(Cost $210,600)		90,754

Principal Amount/Description		Rate	Maturity	Value
U.S. CORPORATE BONDS (8.85%)
Financial (8.85%)
$1,264,000	Bain Capital Specialty Finance, Inc.	2.55%	10/13/26	1,204,805
3,000,000	Blue Owl Capital Corp.	3.75%	07/22/25	2,975,874
1,500,000	Blue Owl Capital Corp. III	3.13%	04/13/27	1,415,910
1,200,000	Blue Owl Credit Income Corp.	4.70%	02/08/27	1,183,190
653,000	Blue Owl Credit Income Corp.	5.50%	03/21/25	653,154
2,250,000	Blue Owl Credit Income Corp.	7.75%	09/16/27	2,363,373
3,000,000	Blue Owl Technology Finance Corp.(h)	6.75%	06/30/25	3,011,030
1,045,000	FS KKR Capital Corp.	4.13%	02/01/25	1,043,642
2,139,000	Golub Capital BDC, Inc.	2.05%	02/15/27	1,986,539
3,300,000	Oaktree Specialty Lending Corp.	7.10%	02/15/29	3,402,010
				19,239,527
TOTAL U.S. CORPORATE BONDS
(Cost $18,643,143)				19,239,527

U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES (54.06%)
United States (54.06%)
1,016,270	Alternative Loan Trust	6.50%	09/25/36	510,007
1,724,749	Alternative Loan Trust	5.75%	03/25/37	899,428
2,146,460	Alternative Loan Trust	6.00%	07/25/37	1,112,328
1,631,244	Alternative Loan Trust	6.25%	08/25/37	768,846
86,248	Alternative Loan Trust(a)	4.62%	12/25/35	84,686
509,148	Alternative Loan Trust	5.50%	11/25/35	283,521
1,437,346	Alternative Loan Trust	5.50%	12/25/35	1,014,905
1,235,276	Banc of America Funding Trust(a)	3.14%	05/20/36	1,006,739
624,425	Banc of America Mortgage Trust	6.00%	09/25/37	495,304
669,154	Bear Stearns ALT-A Trust(a)	5.04%	01/25/36	609,345
563,896	Bear Stearns ARM Trust(a)	4.54%	07/25/36	479,407
2,512,660	Chase Mortgage Finance Trust Series(a)	1M CME TERM SOFR + 0.71%	06/25/37	795,360

See Notes to Financial Statements.

16	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES (continued)
$2,276,758	ChaseFlex Trust Series 2007-1	6.50%	02/25/37	$784,685
2,012,521	CHL Mortgage Pass-Through Trust	5.75%	07/25/37	957,554
1,115,930	CHL Mortgage Pass-Through Trust(a)	1M CME TERM SOFR + 0.71%	03/25/35	1,000,385
1,115,880	CHL Mortgage Pass-Through Trust(a)	4.07%	03/25/37	907,262
4,500,000	COLT 2021-4 Mortgage Loan Trust(a)(h)	4.14%	10/25/66	3,269,026
1,000,000	Connecticut Avenue Securities Trust 2021-R01(a)(h)	30D US SOFR + 6.00%	10/25/41	1,052,044
2,000,000	Connecticut Avenue Securities Trust 2022-R02(a)(h)	30D US SOFR + 7.65%	01/25/27	2,176,269
1,000,000	Connecticut Avenue Securities Trust 2022-R03(a)(h)	30D US SOFR + 9.85%	03/25/42	1,141,786
1,500,000	Connecticut Avenue Securities Trust 2023-R06(a)(h)	30D US SOFR + 3.90%	07/25/43	1,597,500
3,500,000	Connecticut Avenue Securities Trust 2024-R03(a)(h)	30D US SOFR + 2.80%	03/25/44	3,611,562
599,871	CSFB Mortgage-Backed Pass-Through Certificates	5.50%	10/25/35	254,794
1,285,510	CSMC Mortgage-Backed Trust	6.00%	02/25/37	721,443
1,424,297	CSMC Mortgage-Backed Trust	6.75%	08/25/36	713,013
4,577,183	Fannie Mae REMICS(i)	3.00%	01/25/51	839,459
5,130,552	Fannie Mae REMICS	2.50%	05/25/52	3,382,856
6,750,644	Fannie Mae REMICS	2.50%	10/25/51	4,062,244
3,197,786	Fannie Mae REMICS(a)(i)	5.94% - 30D US SOFR	07/25/49	321,993
3,740,614	Fannie Mae REMICS	2.50%	10/25/51	2,125,239
1,585,407	Fannie Mae REMICS(j)	0.00%	07/25/43	925,098
1,154,419	Fannie Mae REMICS(a)(i)	5.79% - 30D US SOFR	10/25/41	97,192
495,353	Fannie Mae REMICS(a)	7.33 - (2.54 x 30D US SOFR)%	11/25/42	292,394
1,166,196	Fannie Mae REMICS(a)(i)	6.34% - 30D US SOFR	03/25/42	112,743

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2024	17

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES (continued)
$1,021,468	Fannie Mae REMICS(a)(i)	6.39% - 30D US SOFR	12/25/41	$103,866
398,481	Federal Home Loan Mortgage Corp. REMICS(a)	3.94 - 30D US SOFR	01/15/33	354,003
166,548	First Horizon Alternative Mortgage Securities Trust(a)	4.42%	10/25/35	140,672
2,099,950	Freddie Mac REMICS(a)(i)	5.79% - 30D US SOFR	12/15/41	175,112
10,428,539	Freddie Mac REMICS(i)	2.00%	11/25/50	1,224,222
2,875,680	Freddie Mac REMICS(a)(i)	5.99% - 30D US SOFR	08/25/50	325,931
7,340,625	Freddie Mac REMICS(i)	3.00%	08/25/51	988,316
4,383,908	Freddie Mac REMICS(i)	3.00%	09/25/51	743,883
5,651,014	Freddie Mac REMICS	2.50%	11/25/51	3,190,172
2,997,417	Freddie Mac REMICS(i)	3.00%	07/25/51	614,349
7,367,581	Freddie Mac REMICS	2.50%	02/25/52	4,443,143
4,661,874	Freddie Mac REMICS(i)	3.00%	10/25/50	848,369
2,000,000	Freddie Mac STACR REMIC Trust 2020-DNA2(a)(h)	30D US SOFR + 6.00%	08/25/33	2,391,072
2,000,000	Freddie Mac STACR REMIC Trust 2020-DNA6(a)(h)	30D US SOFR + 5.65%	12/25/50	2,302,643
1,700,000	Freddie Mac STACR REMIC Trust 2021-DNA1(a)(h)	30D US SOFR + 4.75%	01/25/51	1,860,959
1,250,000	Freddie Mac STACR REMIC Trust 2022-DNA1(a)(h)	30D US SOFR + 7.10%	01/25/42	1,338,199
1,500,000	Freddie Mac STACR REMIC Trust 2024-DNA1(a)(h)	30D US SOFR + 1.95%	02/25/44	1,521,665
6,639,795	Government National Mortgage Association(a)(i)	3.70% - 30D US SOFR	09/20/51	153,479
9,822,125	Government National Mortgage Association(a)(i)	1.10%	11/20/71	566,301
8,563,056	Government National Mortgage Association(i)	3.00%	09/20/51	1,140,048
6,614,030	Government National Mortgage Association(i)	3.00%	09/20/51	1,108,199

See Notes to Financial Statements.

18	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES (continued)
$5,877,183	Government National Mortgage Association(i)	3.50%	11/20/51	$1,103,835
5,767,906	Government National Mortgage Association(a)(i)	3.20% - 30D US SOFR	12/20/51	72,733
13,480,787	Government National Mortgage Association(a)(i)	2.65% - 30D US SOFR	01/20/52	55,189
10,481,517	Government National Mortgage Association(i)	3.00%	08/20/51	1,795,361
7,065,247	Government National Mortgage Association	3.50%	05/20/51	5,660,484
7,522,861	Government National Mortgage Association	3.00%	12/20/51	5,680,651
7,960,801	Government National Mortgage Association(i)	3.00%	01/20/52	1,058,955
6,740,101	Government National Mortgage Association(i)	3.00%	05/20/51	1,135,179
6,576,456	Government National Mortgage Association	3.50%	04/20/54	5,071,380
6,321,120	Government National Mortgage Association(i)	3.50%	02/20/52	1,011,408
15,119,194	Government National Mortgage Association(i)	2.50%	11/20/51	2,224,221
11,686,158	Government National Mortgage Association(a)(i)	2.60% - 30D US SOFR	06/20/51	78,135
4,304,140	Government National Mortgage Association(a)(i)	0.74%	09/20/66	166,794
3,039,662	Government National Mortgage Association(a)(i)	6.19% - 1M CME TERM SOFR	01/20/51	395,754
5,789,448	Government National Mortgage Association(i)	3.50%	12/20/50	1,096,527
3,140,960	Government National Mortgage Association(a)(i)	0.79%	09/16/58	116,452
3,496,951	Government National Mortgage Association	3.50%	02/20/47	3,107,625
6,939,836	Government National Mortgage Association(a)(i)	0.06%	11/20/69	422,014
5,570,857	Government National Mortgage Association(a)(i)	0.36%	11/20/70	384,029
6,698,455	Government National Mortgage Association(a)(i)	0.33%	09/20/70	414,434

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2024	19

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES (continued)
$5,562,403	Government National Mortgage Association(a)(i)	0.98%	12/16/62	$401,730
6,582,980	Government National Mortgage Association(a)(i)	0.79%	06/20/70	426,035
3,084,945	Government National Mortgage Association(a)(i)	6.19% - 1M CME TERM SOFR	09/20/50	373,382
7,061,919	Government National Mortgage Association(i)	3.00%	10/20/50	1,175,002
4,894,461	Government National Mortgage Association(a)(i)	3.64 - 1M CME TERM SOFR	10/20/50	90,839
2,890,526	Government National Mortgage Association(a)(i)	6.19% - 1M CME TERM SOFR	10/20/50	369,279
5,548,158	Government National Mortgage Association(a)(i)	3.64 - 1M CME TERM SOFR	11/20/50	88,592
7,591,807	Government National Mortgage Association(i)	2.50%	12/20/50	1,093,435
7,693,729	Government National Mortgage Association(i)	3.00%	05/20/48	1,042,773
1,700,000	Imperial Fund Mortgage Trust 2021-NQM3(a)(h)	4.14%	11/25/56	1,200,765
1,233,378	Luminent Mortgage Trust(a)	1M CME TERM SOFR + 0.51%	05/25/36	998,786
628,050	Luminent Mortgage Trust(a)	1M CME TERM SOFR + 0.53%	05/25/36	558,565
7,092,489	Nomura Asset Acceptance Corp. Alternative Loan Trust(a)	1M CME TERM SOFR + 0.65%	02/25/36	825,462
1,614,811	Nomura Asset Acceptance Corp. Alternative Loan Trust(k)	5.69%	08/25/35	715,753
1,198,116	PR Mortgage Loan Trust(a)(h)	5.85%	09/25/47	1,131,773
1,223,704	RALI Series Trust(a)	6.40%	09/25/37	1,041,363
1,765,267	Residential Asset Securitization Trust	6.00%	05/25/37	907,056

See Notes to Financial Statements.

20	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES (continued)
$1,985,242	Residential Asset Securitization Trust	5.75%	02/25/36	$726,916
3,927,945	Residential Asset Securitization Trust 2005-A12	5.50%	11/25/35	2,137,097
1,170,719	RFMSI Trust	6.00%	09/25/36	907,356
590,394	RFMSI Trust(a)	6.12%	06/25/35	464,034
1,936,000	Spruce Hill Mortgage Loan Trust 2020-SH1(a)(h)	4.68%	01/28/50	1,678,076
296,274	Structured Adjustable Rate Mortgage Loan Trust(a)	5.24%	12/25/35	272,749
1,298,819	Structured Adjustable Rate Mortgage Loan Trust(a)	4.98%	09/25/37	1,109,612
1,000,000	Verus Securitization Trust 2021-7(a)(h)	4.19%	10/25/66	720,808
733,012	WaMu Mortgage Pass-Through Certificates Trust(a)	4.95%	08/25/36	623,780
818,861	WaMu Mortgage Pass-Through Certificates Trust(a)	4.24%	03/25/37	715,332
835,949	WaMu Mortgage Pass-Through Certificates Trust(a)	4.55%	08/25/46	747,265

TOTAL U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES
(Cost $141,593,578)				117,535,795

U.S. GOVERNMENT BONDS AND NOTES (2.16%)
United States (2.16%)
7,250,000	U.S. Treasury Bond	1.75%	08/15/41	4,697,590

TOTAL U.S. GOVERNMENT BONDS AND NOTES
(Cost $4,921,090)				4,697,590

FOREIGN CORPORATE BONDS (0.24%)
Basic Materials (0.04%)
400,000	Unigel Luxembourg SA(l)(m)	8.75%	10/01/26	78,612

Communications (0.05%)
88,889	Oi SA(h)(n)	13.50 (6.00)%	06/30/27	80,077
193,327	Oi SA(h)(n)	8.50 (8.50)%	12/31/28	18,366
				98,443
Energy (0.10%)
400,000	Canacol Energy, Ltd.(m)	5.75%	11/24/28	223,136

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2024	21

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Financial (0.05%)
$282,819	Alpha Holding SA de CV(h)(l)	9.00%	02/10/25	$3,535
250,000	Mexarrend SAPI de CV(h)(l)	10.25%	07/24/24	4,625
200,000	Operadora de Servicios Mega SA de CV Sofom ER(h)(l)	8.25%	02/11/25	95,500
				103,660
TOTAL FOREIGN CORPORATE BONDS
(Cost $1,531,366)				503,851

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (34.65%)
Bermuda (0.22%)
480,000	Shelter Growth CRE 2022-FL4 Issuer, Ltd.(a)(h)	1M CME TERM SOFR + 4.01%	01/19/27	481,093

Cayman Islands (8.99%)
500,000	ACREC 2021-FL1, Ltd.(a)(h)	1M CME TERM SOFR + 2.76%	09/16/26	493,474
500,000	Arbor Realty Commercial Real Estate Notes 2022-FL1, Ltd.(a)(h)	30D US SOFR + 2.30%	01/15/27	498,210
520,000	AREIT 2022-CRE6 Trust(a)(h)	30D US SOFR + 3.40%	01/17/25	517,144
300,000	AREIT 2024-CRE9, Ltd.(a)(h)	1M CME TERM SOFR + 4.29%	02/17/29	299,573
1,081,374	Blackbird Capital Aircraft Lease Securitization, Ltd.(h)(k)	5.68%	12/16/41	1,083,188
550,000	BSPRT 2021-FL7 Issuer, Ltd.(a)(h)	1M CME TERM SOFR + 3.51%	12/15/38	526,172
500,000	CIFC Funding 2019-III, Ltd.(a)(h)	3M CME TERM SOFR + 7.06%	10/16/34	506,160
500,000	CIFC Funding 2021-V, Ltd.(a)(h)	7.06%	01/15/38	500,000

See Notes to Financial Statements.

22	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$500,000	CIFC Funding, Ltd.(a)(h)	3M CME TERM SOFR + 6.79%	07/15/34	$504,653
500,000	Dryden 37 Senior Loan Fund(a)(h)	3M CME TERM SOFR + 5.41%	01/15/31	481,049
500,000	Dryden 38 Senior Loan Fund(a)(h)	3M CME TERM SOFR + 5.86%	07/15/30	492,591
500,000	Dryden 40 Senior Loan Fund(a)(h)	3M CME TERM SOFR + 6.01%	08/15/31	466,781
750,000	Dryden 45 Senior Loan Fund(a)(h)	3M CME TERM SOFR + 6.11%	10/15/30	739,984
400,000	Greystone CRE Notes 2021-FL3, Ltd.(a)(h)	1M CME TERM SOFR + 2.31%	07/15/39	394,184
400,000	HGI CRE CLO 2021-FL1, Ltd.(a)(h)	1M CME TERM SOFR + 2.46%	06/16/36	382,818
500,000	Highbridge Loan Management 4-2014, Ltd.(a)(h)	3M CME TERM SOFR + 5.81%	01/28/30	503,343
500,000	KREF 2022-FL3, Ltd.(a)(h)	1M CME TERM SOFR + 2.80%	02/17/39	490,651
500,000	LCM Loan Income Fund I Income Note Issuer, Ltd.(a)(h)	3M CME TERM SOFR + 5.86%	07/16/31	447,828
500,000	LCM XIV LP(a)(h)	3M CME TERM SOFR + 5.76%	07/20/31	393,571

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2024	23

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$500,000	LCM XVII LP(a)(h)	3M CME TERM SOFR + 6.26%	10/15/31	$402,021
375,000	LoanCore 2021-CRE5 Issuer, Ltd.(a)(h)	1M CME TERM SOFR + 2.46%	07/15/36	378,107
650,000	Madison Park Funding XXXVIII, Ltd.(a)(h)	3M CME TERM SOFR + 6.26%	07/17/34	657,992
500,000	Magnetite XXIX, Ltd.(a)(h)	3M CME TERM SOFR + 6.00%	07/15/37	502,911
1,000,000	Octagon 57, Ltd.(a)(h)	3M CME TERM SOFR + 6.86%	10/15/34	1,009,644
500,000	Octagon Investment Partners 26, Ltd.(a)(h)	3M CME TERM SOFR + 8.35%	07/15/30	365,061
500,000	Octagon Investment Partners 40, Ltd.(a)(h)	3M CME TERM SOFR + 7.26%	01/20/35	471,220
500,000	Octagon Investment Partners 42, Ltd.(a)(h)	3M CME TERM SOFR + 7.53%	07/15/37	502,244
500,000	Octagon Investment Partners XVI, Ltd.(a)(h)	3M CME TERM SOFR + 6.01%	07/17/30	493,121
500,000	Octagon Investment Partners XXI, Ltd.(a)(h)	3M CME TERM SOFR + 7.26%	02/14/31	501,990
450,000	PFP 2021-8, Ltd.(a)(h)	1M CME TERM SOFR + 1.91%	08/09/37	441,740

See Notes to Financial Statements.

24	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$243,906	PFP 2024-11, Ltd.(a)(h)	1M CME TERM SOFR + 2.99%	08/17/29	$244,353
500,000	RR 1 LLC(a)(h)	3M CME TERM SOFR + 6.61%	07/15/35	501,539
500,000	RR 6, Ltd.(a)(h)	3M CME TERM SOFR + 6.11%	04/15/36	502,949
600,000	STWD 2019-FL1, Ltd.(a)(h)	1M CME TERM SOFR + 2.46%	02/15/25	595,568
250,000	STWD 2021-FL2, Ltd.(a)(h)	1M CME TERM SOFR + 2.21%	01/18/26	242,624
550,000	STWD 2022-FL3, Ltd.(a)(h)	30D US SOFR + 1.95%	11/15/38	537,780
500,000	Trimaran CAVU, Ltd.(a)(h)	3M CME TERM SOFR + 4.98%	11/26/32	504,039
520,000	TRTX 2021-FL4 Issuer, Ltd.(a)(h)	1M CME TERM SOFR + 2.51%	03/15/38	512,094
450,000	TRTX 2022-FL5 Issuer, Ltd.(a)(h)	1M CME TERM SOFR + 2.15%	02/15/39	446,175

United States (25.44%)
491,070	AASET 2024-1(h)	6.90%	05/16/31	499,347
491,382	AASET 2024-2, Ltd.(h)	6.61%	09/16/31	487,314
700,000	AMSR 2021-SFR3 Trust(h)	4.90%	10/17/26	660,567
1,550,000	AMSR 2021-SFR3 Trust(h)	5.88%	10/17/26	1,461,523
523,000	BAMLL Commercial Mortgage Securities Trust 2013-WBRK(a)(h)	3.53%	03/10/25	514,109

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2024	25

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$439,000	Bank of America Merrill Lynch Commercial Mortgage Trust 2016-UBS10(a)	4.99%	05/15/26	$422,621
527,000	BANK5 2024-5YR10(h)	4.00%	10/15/29	443,163
500,000	BBCMS Mortgage Trust 2018-C2(a)	4.97%	12/15/28	444,568
2,463,000	BBCMS Mortgage Trust 2024-5C27(a)(h)(i)	2.74%	06/15/29	263,465
250,000	BBCMS Mortgage Trust 2024-5C29(h)	4.00%	09/15/29	201,577
200,000	BBCMS Mortgage Trust 2024-5C29(h)	4.00%	09/15/29	174,982
682,000	BBCMS Trust(a)(h)	1M CME TERM SOFR + 3.85%	07/15/37	574,412
374,373	BB-UBS Trust(a)(h)	3.68%	06/05/30	327,690
498,000	Benchmark 2018-B4 Mortgage Trust(a)(h)	2.91%	07/15/28	398,388
400,000	Benchmark 2018-B6 Mortgage Trust(a)	4.59%	09/10/28	367,240
459,000	Benchmark 2019-B9 Mortgage Trust(a)	4.97%	01/15/29	388,996
546,000	Benchmark 2021-B31 Mortgage Trust(h)	2.25%	11/15/31	295,644
550,000	Benchmark 2024-V10 Mortgage Trust(h)	4.50%	09/15/29	478,280
250,000	Benchmark 2024-V8 Mortgage Trust(h)	4.00%	07/15/29	213,804
315,000	BF Mortgage Trust(a)(h)	1M CME TERM SOFR + 3.05%	12/15/35	258,989
500,000	Blue Stream Issuer LLC(h)	8.90%	05/20/28	471,792
520,000	BMO 2024-5C6 Mortgage Trust(h)	4.50%	09/15/29	450,972
2,828,000	BMO 2024-C9 Mortgage Trust(a)(h)(i)	1.88%	07/15/34	384,260
708,627	Business Jet Securities 2024-2 LLC(h)	7.97%	09/15/30	709,988
321,000	BX Commercial Mortgage Trust(a)(h)	1M CME TERM SOFR + 1.95%	04/15/34	317,093
325,000	BX Trust(a)(h)	4.08%	12/09/29	289,966
350,000	BX Trust 2021-VIEW(a)(h)	1M CME TERM SOFR + 3.01%	06/15/36	346,160
800,000	BX Trust 2024-VLT4(a)(h)	1M CME TERM SOFR + 1.49%	07/15/29	805,494
430,383	Carbon Capital VI Commercial Mortgage Trust(a)(h)	1M CME TERM SOFR + 2.96%	10/15/35	219,293

See Notes to Financial Statements.

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RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$5,000	Carvana Auto Receivables Trust 2021-P2(h)	0.00%	05/10/28	$943,563
1,250,000	Castlelake Aircraft Structured Trust(a)(h)	0.00%	04/15/39	59,375
765,096	Castlelake Aircraft Structured Trust 2021-1(h)	7.00%	10/15/26	709,386
475,000	Citigroup Commercial Mortgage Trust(a)(h)	3.50%	12/10/29	361,313
1,500,000	Cologix Data Centers US Issuer LLC(h)	5.99%	12/28/26	1,413,162
878,000	COMM Mortgage Trust(a)(h)	1M CME TERM SOFR + 2.47%	09/15/33	224,392
450,000	CSAIL 2019-C16 Commercial Mortgage Trust(a)	4.24%	06/15/29	405,900
416,000	DBJPM 16-C1 Mortgage Trust(a)	3.32%	03/10/26	368,192
14,621,730	Fannie Mae-Aces(a)(i)	0.33%	04/25/29	172,057
143,211,813	Fannie Mae-Aces(a)(i)	0.16%	07/25/31	512,884
5,409,925	Fannie Mae-Aces(a)(i)	0.52%	12/25/30	67,137
4,000,400	Fannie Mae-Aces(a)(i)	1.23%	09/25/30	161,883
15,723,206	Fannie Mae-Aces(a)(i)	0.89%	07/25/32	617,065
4,386,487	Fannie Mae-Aces(a)(i)	1.15%	03/25/31	215,948
31,988,588	Fannie Mae-Aces(a)(i)	0.21%	10/25/29	171,497
15,785,723	Fannie Mae-Aces(a)(i)	0.61%	02/25/29	195,650
700,000	FirstKey Homes 2020-SFR1 Trust(h)	4.28%	09/17/25	691,611
1,750,000	FMC GMSR Issuer Trust(a)(h)	4.44%	10/25/26	1,600,648
1,700,000	FMC GMSR Issuer Trust(a)(h)	4.36%	07/25/26	1,556,864
15,721,766	FNA 2021-M23 X1	0.59%	11/01/31	239,565
46,440,000	FNA 2022-M4 X2	0.18%	05/25/30	384,082
266,080	FREMF 2016-KF25 Mortgage Trust(a)(h)	30D US SOFR + 5.11%	05/25/24	265,589
280,420	FREMF 2018-KF56 Mortgage Trust(a)(h)	30D US SOFR + 5.91%	11/25/28	247,908
746,725	FREMF 2019-KF71 Mortgage Trust(a)(h)	30D US SOFR + 6.11%	10/25/29	720,735
1,200,000	FRTKL 2021-SFR1(h)	4.11%	09/17/26	1,126,954
550,000	FS Rialto 2024-FL9 Issuer LLC(a)(h)	1M CME TERM SOFR + 3.94%	04/19/30	550,627
5,595,982	Ginnie Mae Strip(i)	1.40%	09/16/45	340,454
6,275,337	GNR 2020-47 SL	5.26%-1M SOFR	07/20/44	411,183

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2024	27

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$13,203,405	Government National Mortgage Association(a)(i)	0.83%	02/16/63	$820,900
5,240,516	Government National Mortgage Association(a)(i)	0.99%	05/16/63	370,310
500,000	GreenSky Home Improvement Issuer Trust 2024-2(h)	8.75%	10/27/59	510,510
300,000	GS Mortgage Securities Corp. Trust 2018-RIVR(a)(h)	1M CME TERM SOFR + 1.85%	07/15/35	3,150
500,000	GS Mortgage Securities Corp. Trust 2021-ARDN(a)(h)	1M CME TERM SOFR + 6.05%	11/15/26	496,235
1,078,000	GS Mortgage Securities Trust(a)(h)	4.44%	11/10/47	673,648
655,000	GS Mortgage Securities Trust(a)(h)	1M CME TERM SOFR + 4.22%	07/15/31	9,766
373,000	GS Mortgage Securities Trust 2015-GC28(a)(h)	4.45%	02/10/48	353,626
3,680,000	GS Mortgage Securities Trust 2021-GSA3(a)(h)(i)	1.53%	12/15/31	257,666
650,000	HIG RCP 2023-FL1 LLC(a)(h)	1M CME TERM SOFR + 3.61%	04/19/28	652,588
500,000	Hilton USA Trust 2016-SFP(h)	2.83%	11/05/35	390,750
398,444	J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP(a)(h)	1M CME TERM SOFR + 1.71%	07/15/36	395,703
760,000	JP Morgan BB Commercial Mortgage Securities Trust(a)(h)	3.36%	09/15/47	586,454
148,000	JP Morgan Chase Commercial Mortgage Securities Trust(a)(h)	4.45%	05/05/32	129,860
130,000	JP Morgan Chase Commercial Mortgage Securities Trust(a)(h)	4.45%	05/05/32	121,179
136,000	JP Morgan Chase Commercial Mortgage Securities Trust(a)(h)	4.45%	05/05/32	123,431
109,000	JP Morgan Chase Commercial Mortgage Securities Trust(h)	4.34%	05/05/32	104,210
111,000	JP Morgan Chase Commercial Mortgage Securities Trust(a)(h)	4.45%	05/05/32	105,404

See Notes to Financial Statements.

28	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$869,152	JPMBB Commercial Mortgage Securities Trust(a)(i)	0.95%	11/15/47	$9
7,256,755	JPMBB Commercial Mortgage Securities Trust(a)(h)(i)	0.65%	08/15/46	26,672
351,000	JPMCC Commercial Mortgage Securities Trust 2019-COR5	3.87%	05/13/29	303,144
26,095	MAPS 2021-1 Trust(h)	5.44%	06/15/28	25,823
425,000	Mariner Finance issuance Trust 2024-B(h)	4.91%	10/20/30	421,367
750,000	MetroNet Infrastructure Issuer LLC(h)	8.01%	02/20/28	765,867
500,000	MF1 2023-FL12 LLC(a)(h)	1M CME TERM SOFR + 3.78%	10/19/28	500,930
500,000	MF1 2023-FL12 LLC(a)(h)	1M CME TERM SOFR + 5.27%	10/19/28	506,453
600,000	MF1 2024-FL14 LLC(a)(h)	1M CME TERM SOFR + 4.84%	03/19/39	609,392
400,000	MF1 2024-FL14 LLC(a)(h)	1M CME TERM SOFR + 6.29%	03/19/39	403,747
400,000	MF1 2024-FL15(a)(h)	1M CME TERM SOFR + 4.04%	08/18/41	401,246
365,000	MFT Trust 2020-ABC(a)(h)	3.48%	02/10/30	145,408
454,000	Morgan Stanley Capital I Trust 2018-L1(a)	4.94%	10/15/28	421,816
579,493	New Century Home Equity Loan Trust(a)	1M CME TERM SOFR + 0.47%	05/25/36	576,449
800,000	Pagaya AI Debt Selection Trust 2021-5(h)	0.00%	08/15/29	30,010
154,037	PAGAYA AI Debt Trust 2022-2(a)(h)	5.80%	01/15/30	154,385
749,994	Pagaya AI Debt Trust 2023-5(h)	9.10%	04/15/31	767,557
1,800,000	Progress Residential 2021-SFR8 Trust(h)	4.00%	10/17/26	1,677,888
1,800,000	Progress Residential Trust(h)	4.00%	07/17/26	1,729,284
400,000	Ready Capital Mortgage Financing 2021-FL6 LLC(a)(h)	1M CME TERM SOFR + 2.51%	07/25/26	393,242

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2024	29

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$400,000	Ready Capital Mortgage Financing 2022-FL10 LLC(a)(h)	1M CME TERM SOFR + 4.27%	07/25/27	$402,885
350,000	Ready Capital Mortgage Financing 2023-FL12 LLC(a)(h)	1M CME TERM SOFR + 4.55%	04/25/27	349,183
50,000	Sofi Professional Loan Program Trust(h)	0.00%	01/25/48	394,480
165,000	STWD 2021-HTS Mortgage Trust(a)(h)	1M CME TERM SOFR + 1.51%	04/15/34	163,112
750,000	Switch ABS Issuer LLC(h)	10.03%	06/25/29	773,262
446,000	UBS Commercial Mortgage Trust(a)	4.84%	02/15/28	394,904
500,000	UBS Commercial Mortgage Trust 2018-C11(a)	4.71%	06/15/28	458,700
453,000	UBS Commercial Mortgage Trust 2018-C13(a)	4.98%	10/15/28	405,863
333,000	UBS-Barclays Commercial Mortgage Trust(a)(h)	3.72%	03/10/46	249,206
300,000	UBS-Barclays Commercial Mortgage Trust 2013-C5(a)(h)	3.72%	03/10/46	260,667
735,000	Upstart Pass-Through Trust Series 2021-ST8(h)	0.00%	10/20/29	241,501
1,000	Upstart Securitization Trust 2021-2	0.00%	06/20/31	86,794
500,000	Upstart Securitization Trust 2021-4(h)	3.19%	03/20/26	483,667
440,481	VMC Finance LLC(a)(h)	1M CME TERM SOFR + 2.76%	09/15/36	433,725
1,254,169	VOLT XCVI LLC(h)(k)	4.83%	03/27/51	1,245,510
10,026,254	Washington Mutural Asset-Backed Certificates WMABS Series 2007-HE2 Trust(a)	1M CME TERM SOFR + 0.44%	02/25/37	3,129,453
332,000	Wells Fargo Commercial Mortgage Trust(h)	3.12%	03/15/59	281,888
500,000	Wells Fargo Commercial Mortgage Trust	4.73%	06/15/28	461,956
320,000	Wells Fargo Commercial Mortgage Trust 2019-JWDR(a)(h)	3.86%	09/15/26	308,951
1,832,000	Wells Fargo Commercial Mortgage Trust 2024-C63(a)(h)(i)	2.30%	08/15/57	299,924

See Notes to Financial Statements.

30	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$944,064	Willis Engine Structured Trust VI(h)	7.39%	05/15/29	$937,051

TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $82,866,906)				75,351,721

Shares/Description		Value
SHORT-TERM INVESTMENTS (9.61%)
Money Market Fund (9.61%)
20,903,574	State Street Institutional Treasury Money Market Fund Premier Class (7 Day Yield 4.410%)	20,903,574

TOTAL SHORT-TERM INVESTMENTS
(Cost $20,903,574)		20,903,574

TOTAL INVESTMENTS (157.15%)
(Cost $384,686,997)		$341,665,180

Series A Cumulative Perpetual Preferred Stock (-27.60%)		(60,000,000)
Series B Cumulative Perpetual Preferred Stock (-27.60%)		(60,000,000)
Series C Term Preferred Stock (-1.93%)		(4,192,060)
Other Assets In Excess Of Liabilities (-0.02%)		(42,573)
NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS (100.00%)		$217,430,547

Investment Abbreviations:

CME SOFR - Chicago Mercantile Exchange Secured Overnight Financing Rate

SOFR - Secured Overnight Financing Rate

Reference Rates:

1M CME SOFR - 1 Month CME SOFR as of December 31, 2024 was 4.33%

3M CME SOFR - 3 Month CME SOFR as of December 31, 2024 was 4.31%

6M CME SOFR - 3 Month CME SOFR as of 12/31/2024 was 4.25%

30D US SOFR - 30 Day SOFR as of December 31, 2024 was 4.53%

1M US SOFR- 1 Month SOFR as of December 31, 2024 was 4.33%

PRIME - US Prime Rate as of December 31, 2024 was 7.50%

3M US SOFR- 3 Month SOFR as of December 31, 2024 was 4.31%

6M US SOFR- 6 Month SOFR as of December 31, 2024 was 4.25%

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2024	31

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2024 (Unaudited)

(a)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(b)	Fair Valued by the Advisor using a discounted cash flow (DCF) methodology.
(c)	Loans are issued at discounts and do not have a stated interest rate. Rate indicated based on projected future cash flows and an implied 18-month final maturity. Actual yield and maturity is dependent on timing of future payments.
(d)	Security may be deemed restricted to resale to institutional investors. As of December 31, 2024, the aggregate fair value was $66,067,600 representing 30.39% of Net Assets.
(e)	Contains past-due loan. A loan is deemed past-due at December 31, 2024, if the loan borrower has not made its required payment as of the most recent due date. As of December 31, 2024, $994,220 of whole loans were past due, which represents 0.46% of net assets
(f)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets. See Note 2 to the financial statements for additional information.
(g)	Non-income producing security.
(h)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration. The total value of Rule 144A securities amounts to $116,668,653, which represents 53.66% of net assets as of December 31, 2024.
(i)	Interest only securities.
(j)	Issued with a zero coupon.
(k)	Step up bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at December 31, 2024.
(l)	Security is currently in default.
(m)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, as amended, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, as amended, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Directors (the "Board"). As of December 31, 2024, the aggregate fair value of those securities was $301,748, representing 0.14% of net assets.
(n)	Pay-in-kind securities. Rate paid in-kind is shown in parenthesis.

Futures Contracts Purchased:

		Expiration	Notional	Value and Unrealized
Description	Contracts	Date	Value	Appreciation/(Depreciation)
5-Yr U.S. Treasury
Note Futures	100	March 2025	$10,630,469	$(58,644)
10-Yr U.S. Treasury
Note Futures	36	March 2025	4,007,250	(57,393)
US Ultra T-Bond	20	March 2025	2,378,125	(78,613)
			$17,015,844	$(194,650)

See Notes to Financial Statements.

32	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Statement of Assets and Liabilities	December 31, 2024 (Unaudited)

ASSETS:
Investments in securities:
At cost	$384,686,997
At value	$341,665,180

Cash	18,956
Receivable for principal repayments	400,292
Variation margin receivable	18,626
Deposit with broker for futures contracts	192,675
Foreign currency, at value (Cost $102)	102
Receivable for investments sold	253,374
Interest receivable	2,300,272
Dividends receivable	10,589
Deferred offering costs	85,158
Prepaid and other assets	9,780
Total Assets	344,955,004

LIABILITIES:
Series C Term Preferred Stock (6.00%, $10 liquidation Value, 419,206 shares issued and outstanding)	$4,192,060
Line of credit fees payable	8,611
Dividend payable - Series A Cumulative Perpetual Preferred Stock	328,125
Dividend payable - Series B Cumulative Perpetual Preferred Stock	356,250
Dividend payable - Series C Term Preferred Stock	19,721
Payable for investments purchased	2,075,181
Payable to Adviser	292,053
Payable to fund accounting and administration	49,854
Payable to transfer agency	7,622
Payable to Directors	866
Payable for compliance fees	19,953
Payable for custodian fees	12,473
Payable for audit fees	78,051
Other payables	83,637
Total Liabilities	7,524,457
Series A Cumulative Perpetual Preferred Stock (4.375%, $25 liquidation value, 2,400,000 shares issued and outstanding)	$60,000,000
Series B Cumulative Perpetual Preferred Stock (4.75%, $25 liquidation value, 2,400,000 shares issued and outstanding)	$60,000,000
Net Assets	$217,430,547

NET ASSETS CONSIST OF:
Paid-in capital	$294,235,193
Total distributable earnings	(76,804,646)
Net Assets	$217,430,547

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2024	33

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Statement of Assets and Liabilities	December 31, 2024 (Unaudited)

PRICING OF SHARES:
Net Assets	$217,430,547
Shares of common stock outstanding (50,000,000 of shares authorized, at $0.0001 par value per share)	23,809,606
Net asset value per share	$9.13

See Notes to Financial Statements.

34	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Statement of Operations	For the Six Months Ended December 31, 2024 (Unaudited)

INVESTMENT INCOME:
Interest	$14,677,409
Dividends	810,455
Other Income	4,413
Total Investment Income	15,492,277

EXPENSES:
Investment Adviser fee	1,711,363
Loan Service Fees	592,466
Accounting and administration fees	138,698
Printing expenses	80,997
Director expenses	65,580
Legal expenses	53,604
Interest expense on loan payable	51,335
Listing expense	42,811
Transfer agent expenses	40,118
Offering expenses	39,432
Audit expenses	32,056
Custodian fees	20,104
Dividends to Series C Term Preferred Stock	19,721
Compliance expense	18,191
Insurance fee	1,743
Other expenses	27,267
Total Expenses	2,935,486
Net Investment Income	12,556,791

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain/(loss) on:
Investments	672,283
Futures contracts	346,002
Net realized gain	1,018,285
Net change in unrealized appreciation/depreciation on:
Investments	(1,645,954)
Futures contracts	(511,452)
Forward foreign currency contracts	(5)
Net change in unrealized appreciation/depreciation	(2,157,411)
Net Realized and Unrealized Loss on Investments	(1,139,126)
Dividends to Series A Cumulative Perpetual Preferred Stock	(1,312,536)
Dividends to Series B Cumulative Perpetual Preferred Stock	(1,425,000)
Net Increase in Net Assets Resulting from Operations	$8,680,129

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2024	35

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Statements of Changes in Net Assets Attributable to Common Shareholders

	For the
	Six Months Ended	For the
	December 31, 2024	Year Ended
	(Unaudited)	June 30, 2024
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$12,556,791	$25,963,310
Net realized gain/(loss)	1,018,285	(18,623,262)
Net change in unrealized appreciation/depreciation	(2,157,411)	21,221,745
Net increase in net assets resulting from operations	11,417,665	28,561,793
Distributions to Series A Preferred Shareholders	(1,312,536)	(2,625,060)
Distributions to Series B Preferred Shareholders	(1,425,000)	(2,850,012)
Net increase in net assets attributable to common shareholders resulting from operations	8,680,129	23,086,721

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(13,908,157)	(20,314,841)
From tax return of capital	–	(7,581,377)
Net decrease in net assets from distributions to shareholders	(13,908,157)	(27,896,218)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold, net of offering costs	6,809,429	–
Net increase in net assets from capital share transactions	6,809,429	–

Net Increase/(Decrease) in Net Assets	1,581,401	(4,809,497)

NET ASSETS:
Beginning of period	215,849,146	220,658,643
End of period	$217,430,547	$215,849,146

OTHER INFORMATION:
Share Transactions:
Shares outstanding - beginning of period	22,971,194	22,971,194
Shares sold	838,412	–
Common Shares outstanding - end of period	23,809,606	22,971,194

See Notes to Financial Statements.

36	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Statement of Cash Flows	For the Six Months Ended December 31, 2024 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$11,417,665
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchases of investment securities	(161,666,785)
Proceeds from disposition and paydowns on investment securities	147,105,188
Amortization of premium and accretion of discount on investments, net	1,395,457
Net proceeds from short-term investment securities	4,374,477
Net realized (gain)/loss on:
Investments	(672,283)
Net change in unrealized appreciation/depreciation on:
Investments	1,645,954
(Increase)/Decrease in assets:
Interest receivable	73,856
Dividends receivable	29,500
Variation margin receivable	(18,626)
Deferred offering costs	(72,277)
Receivable for principal repayments	919,912
Prepaid and other assets	9,897
Increase/(Decrease) in liabilities:
Variation margin payable	(45,580)
Line of credit fees payable	278
Payable to transfer agency	688
Payable to Adviser	15,484
Proceeds from issuance of Series C Preferred Stock	4,192,060
Payable to fund accounting and administration	(11,412)
Payable to Directors	866
Payable for audit fees	(23,949)
Payable for compliance fees	9,100
Payable for custodian fees	4,674
Other payables	(20,487)
Net cash provided by operating activities	$8,663,657

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of capital shares	7,059,429
Offering cost paid for sale of shares	(250,000)
Cash distributions paid to common shareholders	(13,908,157)
Cash distributions paid to preferred shareholders	(2,717,815)
Net cash used in financing activities	$(9,816,543)

Net decrease in cash and restricted cash	$(1,152,886)
Cash and restricted cash, beginning of period	$1,364,619
Cash and restricted cash, end of period	$211,733

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2024	37

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Statement of Cash Flows	For the Six Months Ended December 31, 2024 (Unaudited)

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest expense and fees for line of credit	$51,057

Reconciliation of restricted and unrestricted cash at the beginning of period to the statement of assets and liabilities:
Cash	$1,080,308
Deposit with broker for futures contracts	$284,205

Reconciliation of restricted and unrestricted cash at the end of the period to the statement of assets and liabilities:
Cash	$19,058
Deposit with broker for futures contracts	$192,675

See Notes to Financial Statements.

38	(888) 848-7569 | www.rivernorth.com

Intentionally Left Blank

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Financial Highlights	For a common share outstanding throughout the periods presented

Net asset value - beginning of period
Income/(loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss)(b)
Total income/(loss) from investment operations
Less distributions:
From net investment income
From tax return of capital
Total distributions
Less distributions to preferred shareholders:
From net investment income(c)
Total distributions to preferred shareholders
Capital share transactions:
Dilutive effect of rights offering
Common share offering costs charged to paid-in capital
Total capital share transactions
Preferred Stock issuance and offering costs charged to paid-in capital
Total preferred stock transactions
Net increase/(decrease) in net asset value
Net asset value - end of period
Market price - end of period
Total Return(f)
Total Return - Market Price(f)
Supplemental Data:
Net assets, end of period(in thousands)
Ratio of expenses to average net assets(h)(i)
Ratio of net investment income
Portfolio turnover rate
Loan payable (in thousands)
Asset coverage per $1,000 of loan payable(k)
Cumulative Preferred Stock (in thousands)
Asset coverage of Preferred Stock(l)
Involuntary liquidating preference per unit of Series A Cumulative Preferred Stock
Average market value per unit of Series A Cumulative Preferred Stock
Involuntary liquidating preference per unit of Series B Cumulative Preferred Stock
Average market value per unit of Series B Cumulative Preferred Stock
Involuntary liquidating preference per unit of Series C Term Preferred Stock
Average market value per unit of Series C Term Preferred Stock

See Notes to Financial Statements.

40	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Financial Highlights	For a common share outstanding throughout the periods presented

For the
Six Months
Ended
December 31,		For the	For the		For the		For the		For the
2024		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
(Unaudited)		June 30, 2024	June 30, 2023		June 30, 2022		June 30, 2021		June 30, 2020
$9.40		$9.61	$11.27		$15.17		$14.91		$18.09

0.54		1.13	0.97		0.87		0.92		0.95
(0.05)		0.11	(0.78)		(2.49)		1.73		(1.72)
0.49		1.24	0.19		(1.62)		2.65		(0.77)

(0.60)		(0.88)	(0.91)		(0.81)		(1.02)		(1.11)
–		(0.33)	(0.59)		(1.03)		(1.01)		(1.07)
(0.60)		(1.21)	(1.50)		(1.84)		(2.03)		(2.18)
(0.12)		(0.24)	(0.25)		(0.24)		(0.13)		–
(0.12)		(0.24)	(0.25)		(0.24)		(0.13)		–

(0.04	)(d)	–	(0.10	)(d)	(0.06	)(d)	(0.05	)(d)	(0.22	)(d)
–		–	–		(0.01)		0.00	(e)	(0.01)
(0.04)		–	(0.10)		(0.07)		(0.05)		(0.23)
–		–	–		(0.13)		(0.18)		–
–		–	–		(0.13)		(0.18)		–
(0.27)		(0.21)	(1.66)		(3.90)		0.26		(3.18)
$9.13		$9.40	$9.61		$11.27		$15.17		$14.91
$8.34		$8.65	$8.54		$10.89		$15.58		$13.91
3.52	%(g)	11.28%	(1.26%)		(14.82%)		16.88%		(5.31%)
3.19	%(g)	17.04%	(7.92%)		(19.86%)		28.67%		(6.33%)

$217,431		$215,849	$220,659		$219,123		$224,826		$199,510
2.67	%(j)	2.75%	2.22%		1.93%		2.10%		2.84%
11.42	%(j)	12.03%	9.61%		6.32%		6.15%		5.73%
46	%(g)	117%	75%		44%		54%		43%
$–		$–	$–		$–		$21,000		$65,500
–		–	–		–		14,563		4,046
$124,192		$120,000	$120,000		$120,000		$60,000		$–
67		70	71		71		119		–
25.00		25.00	25.00		25.00		25.00		–
19.02		18.25	18.59		22.98		24.44		–
25.00		25.00	25.00		25.00		–		–
20.42		19.59	19.64		22.93		–		–
10.00		–	–		–		–		–
10.08		–	–		–		–		–

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2024	41

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Financial Highlights	For a common share outstanding throughout the periods presented

(a)	Based on average shares outstanding during the period.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying closed-end funds in which the Fund invests. The ratio does not include net investment income of the closed-end funds in which the Fund invests.
(c)	Calculated using the average shares method.
(d)	Represents the impact of the Fund's rights offering of 838,412 shares in November 2024, 3,508,633 shares in September 2022, 2,926,441 shares in October 2021, 472,995 shares in October 2020, and 2,371,081 shares in December 2019 at a subscription price per share based on a formula. For more details please refer to Note 10 of the Notes to Financial Statements.
(e)	Less than $0.005 per share.
(f)	Total investment return is calculated assuming a purchase of common shares at the opening on the first day and a sale at closing on the last day of each period reported. For purposes of this calculation, dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions, if any. Total return on Market Price does not reflect any sales load paid by investors. Periods less than one year are not annualized.
(g)	Not annualized.
(h)	Ratio includes leverage expenses and loan service fees of 0.59%, 0.00%, 0.05%, 0.21% and 0.91%, respectively, that are outside the expense limit.
(i)	Does not include expenses of the closed-end funds in which the Fund invests.
(j)	Annualized.
(k)	Calculated by subtracting the Fund's total liabilities (excluding the debt balance and accumulated unpaid interest) from the Fund's total assets and dividing by the outstanding debt balance.
(l)	The asset coverage ratio for a class of senior securities representing stock is calculated as the Fund's total assets, less all liabilities and indebtedness not represented by the Fund's senior securities, divided by secured senior securities representing indebtedness plus the aggregate of the involuntary liquidation preference of secured senior securities which are stock. The involuntary liquidation preference of a class of senior security, which is a stock, is the amount to which such class of senior security would be entitled on involuntary liquidation of the issuer in preference to a security junior to it. Series B Perpetual Preferred Stock and Series C Term Preferred Stock have the same priority with respect to payment of dividends and distributions and liquidation preference as the issued and outstanding Series A Preferred Stock and any other shares of preferred stock that the Fund may issue. With respect to the Series A Perpetual Preferred Stock, Series B Perpetual Preferred Stock and Series C Term Preferred Stock, the asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding Preferred Stock (based on a liquidation preference of $25 for Series A and Series B Preferred Stock, and a liquidation of $10 for Series C Preferred Stock) and is equivalent to the Asset Coverage of Preferred Stock presented given Series A, Series B and Series C Preferred Stock have a pari-passu liquidation preference.

See Notes to Financial Statements.

42	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Notes to Financial Statements	December 31, 2024 (Unaudited)

1. ORGANIZATION

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc. (the “Fund”) is a closed-end management investment company that was organized as a Maryland corporation on June 22, 2016, and commenced investment operations on September 28, 2016. The investment adviser to the Fund is RiverNorth Capital Management, LLC (the “Adviser”). The Fund’s sub-adviser is DoubleLine Capital, LP (“Sub-Adviser”). The Fund is a diversified investment company with an investment objective to seek current income and overall total return.

The Fund seeks to achieve its investment objective by allocating its Managed Assets among three principal strategies: Tactical Closed End Fund Income Strategy, Alternative Credit Strategy and Opportunistic Income Strategy. The Adviser will determine the portion of the Fund’s Managed Assets to allocate to each strategy and may, from time to time, adjust the allocations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts and disclosures, including the disclosure of contingent assets and liabilities, in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance applicable to investment companies as codified in Accounting Standards Codification (“ASC”) Topic 946 – Financial Services – Investment Companies. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on December 31, 2024.

Security Valuation: The Fund’s investments are generally valued at their fair value using market quotations. If a market value quotation is unavailable a security may be valued at its estimated fair value as described in Note 3.

Security Transactions and Related Income: The Fund follows industry practice and records security transactions on the trade date basis. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Fund and interest income and expenses are recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region. Settlement on bank loans transactions may be in excess of seven business days. Interest only stripped mortgage backed securities (“IO Strips”) are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received by the Fund upon maturity of an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.

Semi-Annual Report | December 31, 2024	43

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Notes to Financial Statements	December 31, 2024 (Unaudited)

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Cash Balance: The Fund places its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Corporation ("FDIC") up to $250,000. The Fund's credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. Management monitors the financial institutions' creditworthiness in conjunction with balances on deposit to minimize risk. The Fund from time to time may have amounts on deposit in excess of the insured limits.

Preferred Stock: In accordance with ASC 480-10-25, the Fund's Series A and Series B Cumulative Perpetual Preferred Stock have been classified as equity on the Statement of Assets and Liabilities. Refer to "Note 9. Preferred Stock" for further details.

Other: The Fund holds certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or long-term capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

The Fund invests in closed-end funds, each of which has its own investment risks. Those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one closed end fund than in another, the Fund will have greater exposure to the risks of that closed end fund.

Common Share Valuation: The NAV is generally calculated as of the close of trading on the NYSE (normally 4:00 p.m. Eastern Time) every day the NYSE is open. The NAV is calculated by dividing the value of all of the securities and other assets of the Fund, less the liabilities (including accrued expenses and indebtedness), by the total number of common shares outstanding.

Federal Income Taxes: The Fund has been treated as, and intends to qualify each year for special tax treatment afforded to, a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“IRC”). In order to qualify as a RIC, the Fund must, among other things, satisfy income, asset diversification and distribution requirements. As long as it so qualifies, the Fund will not be subject to U.S. federal income tax to the extent that it distributes annually its investment company taxable income and its “net capital gain”. If the Fund retains any investment company taxable income or net capital gain, it will be subject to U.S. federal income tax on the retained amount at regular corporate tax rates. In addition, if the Fund fails to qualify as a RIC for any taxable year, it will be subject to U.S. federal income tax on all of its income and gains at regular corporate tax rates.

44	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Notes to Financial Statements	December 31, 2024 (Unaudited)

As of and during the six months ended December 31, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses on the Statement of Operations. During the six months ended December 31, 2024, the Fund did not incur any interest or penalties.

Distributions to Shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to common shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations, or net asset values (“NAV”) per common share of the Fund.

The Fund maintains a level distribution policy. The Fund distributes to common shareholders regular monthly cash distributions of its net investment income. In addition, the Fund distributes its net realized capital gains, if any, at least annually. At times, to maintain a stable level of distributions, the Fund may pay out less than all of its net investment income or pay out accumulated undistributed income, or return of capital, in addition to current net investment income. Any distribution that is treated as a return of capital generally will reduce a common shareholder’s basis in his or her shares, which may increase the capital gain or reduce the capital loss realized upon the sale of such shares. Any amounts received in excess of a common shareholder’s basis are generally treated as capital gain, assuming the shares are held as capital assets. The Board approved the implementation of the level distribution policy to make monthly cash distributions to common shareholders, stated in terms of a rate equal to 12.5% of the average of the Fund’s NAV per common share for the final five trading days of the previous calendar year. The Fund made monthly distributions to common shareholders set at a level monthly rate of $0.1003 per common share for the six months ended December 31, 2024.

Previously, the Board approved the adoption of a managed distribution plan in accordance with a Section 19(b) exemptive order whereby the Fund made monthly distributions to common shareholders set at a fixed monthly rate.

Distributions to holders of preferred stock are accrued on a daily basis as described in Note 9.

Semi-Annual Report | December 31, 2024	45

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Notes to Financial Statements	December 31, 2024 (Unaudited)

Return of Capital Distributions: At times, to maintain a stable level of distributions, the Fund may pay out less than all of its net investment income or pay out accumulated undistributed income, or return of capital, in addition to current net investment income. Any distribution that is treated as a return of capital generally will reduce a common shareholder’s basis in his or her shares, which may increase the capital gain or reduce the capital loss realized upon the sale of such shares.

3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including using such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –

Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including closed-end funds and business development company notes, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, as the Fund's valuation designee, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

46	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Notes to Financial Statements	December 31, 2024 (Unaudited)

Investments in mutual funds, including short term investments, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be classified as Level 1 if the securities are determined to have a readily determinable fair value. For an investment that does not have a readily determinable fair value, the investment will be valued using the NAV reported by the investment fund as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the reported NAV.

Domestic and foreign fixed income securities, including foreign and U.S. corporate bonds, foreign and U.S. government bonds, non-agency collateralized mortgage obligations, U.S. Government/ Agency mortgage backed securities, bank loans, and collateralized loan obligations are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Foreign currency positions, including forward foreign currency contracts, are priced at the mean between the closing bid and asked prices at 4:00 p.m. Eastern Time. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Data used to establish quotes includes analysis of cash flows, pre-payment speeds, default rates, delinquency assumptions and assumptions regarding collateral and loss assumptions. These securities will be classified as Level 2 securities.

Small business loans, as an asset class, are not presently traded on a developed secondary market. Therefore, market quotations are not available. Accordingly, all small business loans are fair valued as determined in good faith by the Adviser pursuant to policies and procedures approved by the Board and subject to the Board’s oversight. The Fund's holdings in small business loans are fair valued daily by the Adviser using a discounted cash flow methodology, as an income approach. Discounted cash flow is a valuation technique that provides an estimation of the fair value of an asset based on expectations about cash flows that a small business loan would generate over time. In general, the primary inputs of fair value in the small business loan valuation model are projected loss rate and adjusted discount rate. A discounted cash flow model begins with an estimation of periodic cash flows expected to be generated over a discrete period of time (generally the time remaining until maturity of the loan). The estimated cash flows for each interval period (generally monthly) are then converted to their present value equivalent using a rate of return appropriate for the risk of achieving projected cash flows. Although not exhaustive, discounted cash flow models factor in borrower level data. Loans made to small businesses may incorporate different factors.

Semi-Annual Report | December 31, 2024	47

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Notes to Financial Statements	December 31, 2024 (Unaudited)

Short-term investments in fixed income securities, excluding money market funds, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, and of sufficient credit quality, are valued by using the amortized cost method of valuation. These securities will be classified as Level 2 securities.

Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5 under the 1940 Act, the Board approved updated valuation procedures for the Fund and designated the Adviser as the Fund's valuation designee to make all fair valuation determinations with respect to the Fund's portfolio investments, subject to the Board's oversight.

In accordance with the Fund’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) discounted cash flow models; (iii) weighted average cost or weighted average price; (iv) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (v) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

Good faith pricing may also be used in instances when the bonds in which the Fund invests default or otherwise cease to have market quotations readily available.

48	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Notes to Financial Statements	December 31, 2024 (Unaudited)

The following is a summary of the inputs used at December 31, 2024 in valuing the Fund’s assets and liabilities:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable
Investments in Securities at Value*	Quoted Prices	Inputs	Inputs	Total
Closed-End Funds	$1,163,606	$–	$–	$1,163,606
Closed-End Funds - Preferred Shares	933,027	–	–	933,027
Business Development Companies - Preferred Shares	2,396,849	2,130,226	–	4,527,075
Bank Loans	–	6,220,130	–	6,220,130
Small Business Loans	–	–	66,067,600	66,067,600
Common Stocks	–	1,207	–	1,207
Collateralized Loan Obligations	–	24,426,872	–	24,426,872
Rights	2,851	–	–	2,851
Warrants	83,505	7,249	–	90,754
U.S. Corporate Bonds	–	19,239,527	–	19,239,527
U.S. Government / Agency Mortgage Backed Securities	–	117,535,795	–	117,535,795
U.S. Government Bonds and Notes	–	4,697,590	–	4,697,590
Foreign Corporate Bonds	–	503,851	–	503,851
Non-Agency Collateralized Mortgage Obligations	–	75,351,721	–	75,351,721
Short-Term Investments	20,903,574	–	–	20,903,574
Total	$25,483,412	$250,114,168	$66,067,600	$314,665,180
Other Financial Instruments**
Liabilities:
Future Contracts	$(194,650)	$–	$–	$(194,650)
Total	$(194,650)	$–	$–	$(194,650)

*	Refer to the Fund's Schedule of Investments for a listing of securities by type.
**	Other financial instruments are derivative instruments reflected in the Schedule of Investments. Futures contracts are reported at their unrealized appreciation/depreciation.

Semi-Annual Report | December 31, 2024	49

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Notes to Financial Statements	December 31, 2024 (Unaudited)

The changes of the fair value of investments for which the Fund has used Level 3 inputs to determine the fair value are as follows:

											Net change in
Asset Type	Balance as of June 30, 2024	Accrued Discount/ premium	Return of Capital	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Deperciation	Purchases	Proceeds from Paydowns	Transfer into Level 3	Transfer Out of Level 3	Balance as of December 31, 2024	unrealized appreciation/ (depreciation) included in the Statements of Operations attributable to Level 3 investments held at December 31, 2024
Small Business Loans	57,921,835	–	–	(6,112)	(4,812,976)	83,620,652	(70,655,799)	–	–	66,067,600	(2,485,058)
	$57,921,885	$–	$–	$(6,112)	$(4,812,976)	$83,620,652	$(70,655,799)	$–	$–	$66,067,600	$(2,485,058)

The table below provides additional information about the Level 3 Fair Value Measurements as of December 31, 2024:

		Valuation	Unobservable	Value/Range
Asset Class	Fair Value	Technique	Inputs(a)	(Weighted Average)
Small Business Loans	$66,067,600	Income Approach	Loss-Adjusted Discount Rate Projected Loss Rate	4.87%-21.20% (11.35%) 0.00%-100.00% (15.18%)

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Inputs	Impact to Value if Input Increases	Impact to Value if Input Decreases
Loss-Adjusted Discount Rate	Decrease	Increase
Projected Loss Rate	Decrease	Increase

Futures

The Fund may invest in futures contracts in accordance with its investment objectives. The Fund does so for a variety of reasons including for cash management, hedging or non-hedging purposes in an attempt to achieve the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a fund from liquidating an unfavorable position, and the fund would remain obligated to meet margin requirements until the position is closed. In addition, a fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange-traded futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. The Fund is party to certain enforceable master netting arrangements, which provide for the right of offset under certain circumstances, such as the event of default.

50	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Notes to Financial Statements	December 31, 2024 (Unaudited)

When a purchase or sale of a futures contract is made by a fund, the fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. These amounts are included in Deposit with broker for futures contracts on the Statement of Assets and Liabilities. Each day the Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by the Fund. Variation margin does not represent a borrowing or loan by the Fund but instead is a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Derivative Instruments: The following tables disclose the amounts related to the Fund’s use of derivative instruments.

The effect of derivatives instruments on the Fund's Statement of Assets and Liabilities as of December 31, 2024:

	Asset Derivatives
Risk Exposure Statement	Statement of Assets and Liabilities Location	Fair Value
Interest Rate Risk (Futures Contracts)*	Net unrealized depreciation on Futures Contracts	$(194,650)

*	The value presented includes cumulative loss on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is variation margin payable as of December 31, 2024.

Semi-Annual Report | December 31, 2024	51

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Notes to Financial Statements	December 31, 2024 (Unaudited)

The effect of derivative instruments on the Statement of Operations for the six months ended December 31, 2024:

Change in
Unrealized
		Realized	Appreciation/
		Gain/Loss on	Depreciation
Risk Exposure	Statement of Operations Location	Derivatives	on Derivatives
Interest rate risk (Futures contracts)	Net realized gain on futures contracts; Net change in unrealized appreciation/ depreciation on futures contracts	$346,002	$(511,452)

The futures contracts average notional amount during the six months ended December 31, 2024, is noted below.

Average Notional Amount of
Fund	Futures Contracts
RiverNorth/DoubleLine Strategic Opportunity Fund	$17,038,875

4. ADVISORY FEES, DIRECTOR FEES AND OTHER AGREEMENTS

RiverNorth serves as the investment adviser to the Fund. Under the terms of the management agreement (the “Agreement”), the Adviser, subject to the supervision of the Board, provides or arranges to be provided to the Fund such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objectives and policies. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly in arrears at an annual rate of 1.00% of the average daily managed assets of the Fund. Managed assets are defined as the total assets of the Fund, including assets attributable to leverage, minus liabilities other than debt representing leverage and any preferred stock that may be outstanding. For the six months ended December 31, 2024, the Adviser earned fees of $1,1711,363, of which $292,053 remained payable at December 31, 2024. The Fund also accrued $18,191 in chief compliance officer ("CCO") fees, of which $19,953 remained payable at December 31, 2024.

DoubleLine Capital, LP is the investment sub-adviser to the Fund. Under the terms of the sub-advisory agreement, the Sub-Adviser, subject to the supervision of the Adviser and the Board, provides or arranges to be provided to the Fund such investment advice as deemed advisable and will furnish or arrange to be furnished a continuous investment program for the portion of assets managed in the Fund consistent with the Fund’s investment objective and policies. As compensation for its sub-advisory services, the Adviser is obligated to pay the Sub-Adviser a fee computed and accrued daily and paid monthly in arrears based on an annual rate of 0.50% of the average daily managed assets of the Fund.

52	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Notes to Financial Statements	December 31, 2024 (Unaudited)

ALPS Fund Services, Inc. (“ALPS”) provides the Fund with fund administration and fund accounting services. As compensation for its services to the Fund, ALPS receives an annual fee based on the Fund’s average daily net assets, subject to certain minimums.

State Street Bank & Trust, Co. serves as the Fund’s custodian. Millennium Trust Company, LLC serves as a custodian for electronic loan documents related to the Alternative Credit Strategy.

DST Systems, Inc. (“DST”), the parent company of ALPS, serves as the Transfer Agent to the Fund. Under the Transfer Agency Agreement, DST is responsible for maintaining all shareholder records of the Fund. DST is a wholly-owned subsidiary of SS&C Technologies Holdings, Inc. (“SS&C”), a publicly traded company listed on the NASDAQ Global Select Market.

The Fund pays no salaries or compensation to its officers or to any interested Director employed by the Adviser or Sub-Adviser, and the Fund has no employees except as noted below. For their services, the Directors of the Fund who are not employed by the Adviser or Sub-Adviser, receive an annual retainer in the amount of $16,500, an additional $2,000 for attending each quarterly meeting of the Board and an additional fee of $1,500 for each special meeting of the Board. In addition, the lead Independent Director receives $1,333 annually, the Chair of the Audit Committee receives $1,111 annually and the Chair of the Nominating and Corporate Governance Committee receives $667 annually. The Directors not employed by the Adviser or Sub-Adviser are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings of the Board.

The CCO of the Fund is an employee of the Adviser. The Fund reimburses the Adviser for certain compliance costs related to the Fund, including a portion of the CCO's compensation.

5. NEW ACCOUNTING PRONOUNCEMENTS AND RULE ISSUANCES

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted disclosures only and did not affect the Fund’s financial position nor the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by a public entity’s chief operating decision maker (the “CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s Principal Financial Officer, acting together as the Fund’s CODM, has determined that the Fund has operated as a single segment since inception. The CODM monitors the operating results of the Fund, as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of the related Prospectus, based on the defined investment objectives and strategies that are executed by the Fund’s portfolio management team. The financial information, in the form of the Fund’s holdings, total returns, expense ratios, and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) are used by the CODM to assess the Fund’s performance versus the Fund’s benchmark and to make resource allocation decisions for the Fund’s segment, which is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Fund’s Statement of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the Statement of Operations.

Semi-Annual Report | December 31, 2024	53

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Notes to Financial Statements	December 31, 2024 (Unaudited)

6. CREDIT AGREEMENT

The Fund may borrow money and/or issue preferred stock, notes or debt securities for investment purposes. These practices are known as leveraging. The Fund may use leverage through borrowings or the issuance of preferred stock, in an aggregate amount of up to 33 1/3% of the Fund’s total assets immediately after such borrowings or issuance.

On March 9, 2023, the Fund entered into a credit agreement with BNP Paribas (“BNP Credit Agreement”). The BNP Credit Agreement permits the Fund to borrow funds that are collateralized by assets held at BNP Paribas pursuant to the agreement. Under the terms of the BNP Credit Agreement, the Fund may borrow up to $25,000,000 bearing an interest rate of the Overnight Bank Funding Rate plus a fixed rate determined by the securities pledged as collateral. Any unused portion of the BNP Credit Agreement is subject to a commitment fee of 0.50% of the unused portion of the facility until a utilization of 80% or greater is met.

The Fund did not utilize the BNP Credit Agreement for the six months ended December 31, 2024. There was no outstanding balance on the BNP Credit Agreement as of December 31, 2024.

7. TAX BASIS INFORMATION

It is the Fund’s policy to meet the requirements of the IRC applicable to regulated investment companies, and to distribute all of its taxable net income to its shareholders. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Therefore, no federal income tax provision is required.

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gains were recorded by the Fund.

The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end and are not available for the six months ended December 31, 2024.

The tax character of the distributions paid by the Fund during the fiscal year ended June 30, 2024, was as follows:

For the Year Ended
June 30, 2024
Ordinary Income	$20,314,841
Ordinary Income Preferred	4,790,698
Return of Capital	7,581,377
Total	$32,686,916

54	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Notes to Financial Statements	December 31, 2024 (Unaudited)

Unrealized Appreciation and Depreciation on Investments: As of December 31, 2024, net unrealized appreciation/(depreciation) of investments based on federal tax costs was as follows:

Cost of investments for income tax purposes	$401,726,788
Gross appreciation on investments (excess of value over tax cost)	7,080,884
Gross depreciation on investments (excess of tax cost over value)	(50,468,033)
Net unrealized depreciation on investments	$(43,387,149)

The difference between book and tax basis unrealized appreciation/(depreciation) for the Fund is primarily attributable to wash sales, income adjustments on income-only securities and grantor trusts.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since inception of the Fund. No income tax returns are currently under examination. The tax years since 2018 remain subject to examination by the tax authorities in the United States. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

8. INVESTMENT TRANSACTIONS

Investment transactions for the six months ended December 31, 2024, excluding long term U.S. Government Obligations and short-term investments, were as follows:

Purchases	Sales
$161,439,667	$101,541,527

Investment Transactions in long term U.S. Government Obligations for the six months ended December 31, 2024 were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$–	$46,490,350

Semi-Annual Report | December 31, 2024	55

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Notes to Financial Statements	December 31, 2024 (Unaudited)

9. PREFERRED STOCK

At December 31, 2024, the Fund had issued and outstanding 2,400,000 shares of Series A Cumulative Perpetual Preferred Stock, listed under trading symbol OPPPRA on the NYSE, with a par value of $0.0001 per share and a liquidation preference of $25.00 per share plus accrued and unpaid dividends (whether or not declared), 2,400,000 shares of Series B Cumulative Perpetual Preferred Stock, listed under trading symbol OPPPRB on the NYSE, with a par value of $0.0001 per share and a liquidation preference of $25.00 per share plus accrued and unpaid dividends (whether or not declared) and 419,206 shares of Series C Term Preferred Stock, listed under trading symbol OPPPRC on the NYSE American, with a par value of $0.0001 per share and a liquidation preference of $10.00 per share plus accrued but unpaid dividends (whether or not declared). The Fund issued 2,400,000 shares of Series A Cumulative Perpetual Preferred Stock on October 23, 2020, 2,400,000 shares of Series B Cumulative Perpetual Preferred Stock on November 22, 2021 and 419,206 shares of Series C Term Preferred Stock on December 2, 2024. The Series A Cumulative Perpetual Preferred Stock is entitled to voting rights and a dividend at a rate of 4.375% per year, paid quarterly, based on the $25.00 liquidation preference before the common stock is entitled to receive any dividends. The Series B Cumulative Perpetual Preferred Stock is entitled to voting rights and a dividend at a rate of 4.75% per year, paid quarterly, based on the $25.00 liquidation preference before the common stock is entitled to receive any dividends. The Series C Term Preferred Stock is entitled to voting rights and a dividend at a rate of 6.00% per year, paid quarterly, based on the $10.00 liquidation preference before the common stock is entitled to receive any dividends. The Series A Cumulative Perpetual Preferred Stock is generally not redeemable at the Fund’s option prior to November 15, 2025, and is subject to mandatory redemption by the Fund in certain circumstances. The Series B Cumulative Perpetual Preferred Stock is generally not redeemable at the Fund’s option prior to February 15, 2027, and is subject to mandatory redemption by the Fund in certain circumstances. The Series C Term Preferred Stock is not subject to optional redemption prior to December 1, 2027, unless the redemption is necessary, in the judgement of the board of Directors, to maintain the Fund’s status as a RIC under Subchapter M of the IRC. On or after November 15, 2025, the Fund may redeem in whole, or from time to time in part, outstanding Series A Cumulative Perpetual Preferred Stock at a redemption price per share equal to the per share liquidation preference of $25.00 per share, plus accumulated and unpaid dividends, if any, through the date of redemption. On or after February 15, 2027, the Fund may redeem in whole, or from time to time in part, outstanding Series B Cumulative Perpetual Preferred Stock at a redemption price per share equal to the per share liquidation preference of $25.00 per share, plus accumulated and unpaid dividends, if any, through the date of redemption. On December 1, 2027, the Fund will redeem all outstanding Series C Term Preferred Stock at a redemption price per share equal to the per share liquidation preference of $10.00 per share, plus accumulated and unpaid dividends and distributions, if any, through the date of redemption.

				Aggregate
	First		Shares	Liquidation	Estimated
Series	Redemption Date	Fixed Rate	Outstanding	Preference	Fair Value
Series A	November 15, 2025	4.375%	2,400,000	$60,000,000	$42,024,000
Series B	February 15, 2027	4.750%	2,400,000	$60,000,000	$46,512,000
Series C	December 1, 2027	6.00%	419,206	$4,192,060	$4,225,596

10. CAPITAL SHARE TRANSACTIONS

The Fund’s authorized capital stock consists of 50,000,000 shares of common stock, $0.0001 par value per share, all of which was initially classified as common shares. Under the rules of the NYSE applicable to listed companies, the Fund is required to hold an annual meeting of stockholders in each year.

On August 13-14, 2024, the Board approved rights offerings to participating shareholders of record who were allowed to subscribe for new common shares of the Fund (the “Primary Subscription”). Record date shareholders received one right for each Common Share held on record date (“Right”). For every six Rights held, a holder of the rights record date shareholder was entitled to buy two new common shares of the Fund and one new Series C Term Ppreferred share of the Fund. Record date shareholders who fully exercise their Rights in the Primary Subscription will bewere entitled to subscribe for additional Common Shares. The Fund issued new shares of common stock at a subscription price that represented 90% of the reported NAV on the expiration date of each rights offering. Offering costs were charged to paid-in-capital-upon the exercise of the rights.

56	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Notes to Financial Statements	December 31, 2024 (Unaudited)

On August 12-13, 2020, August 10-11, 2021 and August 9-10, 2022, respectively, the Board approved rights offerings to participating shareholders of record who were allowed to subscribe for new common shares of the Fund (the “Primary Subscription”). Record date shareholders received one right for each common share held on the Record Date ("Right"). For every three Rights held, a holder of the Rights was entitled to buy one new common share of the Fund. Record date shareholders who fully exercised all Rights initially issued to them in the Primary Subscription were entitled to buy those common shares that were not purchased by other record date shareholders. The Fund issued new shares of common stock at a subscription price that represented 92.5% to 97.5% of the reported NAV on the expiration date of each rights offering. Offering costs were charged to paid-in-capital upon the exercise of the Rights.

The shares of common stock issued, subscription price, and offering costs for the rights offerings were as follows:

		Shares of
		Common	Subscription	Offering
Record Date	Expiration Date	Stock Issued	Price	Costs
September 3, 2020	October 1, 2020	472,995	$13.88	$122,545
September 7, 2021	October 1, 2021	2,926,441	$14.48	$292,000
August 25, 2022	September 23, 2022	3,508,633	$9.70	$122,884
November 5, 2024	November 25, 2024	838,412	$8.42	$250,000

On April 7, 2021 and December 29, 2021, the Fund entered into a distribution agreement with ALPS Distributors, Inc. ("ADI"). Pursuant to the distribution agreement with ADI, the Fund may offer to sell up to 10,000,000 of the Fund's common stock from time to time through ADI.

The shares of common stock issued, gross proceeds from the sales of shares, and commissions to ADI were as follows:

Shares of
	Common	Gross		Offering
Year Ended	Stock Issued	Proceeds	Commissions	Costs	Net Proceeds
June 30, 2023	–	–	–	–	–
June 30, 2024	–	–	–	–	–

The Fund has issued and outstanding 23,809,606 shares of common stock at December 31, 2024.

Additional shares of the Fund may be issued under certain circumstances, including pursuant to the Fund’s Automatic Dividend Reinvestment Plan, as defined within the Fund’s organizational documents. Additional information concerning the Automatic Dividend Reinvestment Plan is included within this report.

Semi-Annual Report | December 31, 2024	57

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Notes to Financial Statements	December 31, 2024 (Unaudited)

11. INDEMNIFICATIONS

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that may contain general indemnification clauses. The Fund’s maximum exposure under those arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

12. SUBSEQUENT EVENTS

Subsequent to December 31, 2024, the Fund paid the following distributions:

Ex-Date	Record Date	Payable Date	Rate (per share)
January 15, 2025	January 15, 2025	January 31, 2025	$0.0950
February 14, 2025	February 14, 2025	February 28, 2025	$0.0950

On February 3, 2025, the Board declared Series A, Series B and Series C preferred stock dividend in the amount of $0.27344, $0.29688 and $0.12500 per share, respectively, payable on February 14, 2025 to preferred shareholders of record on February 3, 2025 with an ex date of February 3, 2025.

The Fund has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

58	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Dividend Reinvestment Plan	December 31, 2024 (Unaudited)

The Fund has an automatic dividend reinvestment plan commonly referred to as an “opt-out” plan. Unless the registered owner of common shares elects to receive cash by contacting DST (the “Plan Administrator”), all dividends and distributions declared on common shares will be automatically reinvested by the Plan Administrator for shareholders in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”), in additional common shares. Common shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the common shares are held in street or other nominee name, then to such nominee) by the Plan Administrator as dividend disbursing agent. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Such notice will be effective with respect to a particular dividend or other distribution (together, a “Dividend”). Some brokers may automatically elect to receive cash on behalf of common shareholders and may re-invest that cash in additional common shares. Reinvested Dividends will increase the Fund’s Managed Assets on which the management fee is payable to the Adviser (and by the Adviser to the Sub-Adviser).

Whenever the Fund declares a Dividend payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in common shares. The common shares will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding common shares on the open market (“Open-Market Purchases”) on the NYSE or elsewhere. If, on the payment date for any Dividend, the closing market price plus estimated brokerage commissions per common share is equal to or greater than the NAV per common share, the Plan Administrator will invest the Dividend amount in Newly Issued common shares on behalf of the participants. The number of Newly Issued common shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the Fund’s NAV per common share on the payment date. If, on the payment date for any Dividend, the NAV per common share is greater than the closing market value plus estimated brokerage commissions (i.e., the Fund’s common shares are trading at a discount), the Plan Administrator will invest the Dividend amount in common shares acquired on behalf of the participants in Open-Market Purchases.

In the event of a market discount on the payment date for any Dividend, the Plan Administrator will have until the last business day before the next date on which the common shares trade on an “ex-dividend” basis or 30 days after the payment date for such Dividend, whichever is sooner (the “Last Purchase Date”), to invest the Dividend amount in common shares acquired in Open-Market Purchases. It is contemplated that the Fund will pay monthly income Dividends. If, before the Plan Administrator has completed its Open-Market Purchases, the market price per common share exceeds the NAV per common share, the average per common share purchase price paid by the Plan Administrator may exceed the NAV of the common shares, resulting in the acquisition of fewer common shares than if the Dividend had been paid in Newly Issued common shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued common shares at the NAV per common share at the close of business on the Last Purchase Date.

Semi-Annual Report | December 31, 2024	59

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Dividend Reinvestment Plan	December 31, 2024 (Unaudited)

The Plan Administrator maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

Beneficial owners of common shares who hold their common shares in the name of a broker or nominee should contact the broker or nominee to determine whether and how they may participate in the Plan. In the case of common shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Administrator will administer the Plan on the basis of the number of common shares certified from time to time by the record shareholder’s name and held for the account of beneficial owners who participate in the Plan.

There will be no brokerage charges with respect to common shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends, even though such participants have not received any cash with which to pay the resulting tax. Participants that request a sale of common shares through the Plan Administrator are subject to brokerage commissions.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. All correspondence or questions concerning the Plan should be directed to the Plan Administrator at (844) 569-4750.

60	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Additional Information	December 31, 2024 (Unaudited)

PROXY VOTING GUIDELINES

A description of the policies and procedures that the Fund used to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (888) 848-7569 and (2) from Form N-PX filed by the Fund with the SEC on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Fund files a complete schedule of investments with the SEC for the first and third quarter of the fiscal year on Part F of Form N-PORT. The Fund’s first and third fiscal quarters end on September 30 and March 31. The Form N-PORT filing must be filed within 60 days of the end of the quarter. The Fund's Form N-PORT are available on the SEC's website at www.sec.gov. You may also obtain copies by calling the Fund at 1-888-848-7569.

STOCKHOLDER MEETING RESULTS

On September 19, 2024, the Fund held a Meeting of Stockholders to consider the proposals set forth below. The following votes were recorded:

Election of John K. Carter as a Director of the Fund to a three-year term to expire at the Fund's 2027 Annual Meeting of Stockholders or until his successor is duly elected and qualified.

	Shares Voted	% of Shares Voted
For	17,552,917	94.96%
Withheld	931,487	5.04%
Total	18,484,404	100.00%

Election of Lisa B. Mougin as a Director of the Fund to a three-year term to expire at the Fund's 2027 Annual Meeting of Stockholders or until her successor is duly elected and qualified.

	Shares Voted	% of Shares Voted
For	2,145,690	96.98%
Withheld	66,797	3.02%
Total	2,212,487	100.00%

Semi-Annual Report | December 31, 2024	61

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Consideration and Approval of Advisory and Sub-Advisory Agreements	December 31, 2024 (Unaudited)

Consideration of the Advisory Agreement

At a meeting (the “Meeting”) of the Board of Directors (the “Board” or the “Directors”) of the RiverNorth/DoubleLine Strategic Opportunity Fund, Inc. (the “Fund”) held on November 12-13, 2024 and called expressly for that purpose, the Board, including a majority of the Directors who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) (the “Independent Directors”), considered the renewal of the advisory agreement between RiverNorth Capital Management, LLC (the “Adviser”) and the Fund (the “Advisory Agreement”). In its consideration of the Advisory Agreement, the Board considered information and materials furnished by the Adviser in advance of and at the Meeting and was afforded the opportunity to request additional information and to ask questions of the Adviser to obtain information that it believed to be reasonably necessary to evaluate the terms of the Advisory Agreement. The Board received materials compiled by the Adviser and the Fund’s administrator, including a copy of the Advisory Agreement, the Adviser’s response to a questionnaire regarding the Adviser’s profitability, organization, management and operations, a copy of the Adviser’s Form ADV, the Adviser’s audited financial statements, information regarding the Adviser’s assets under management, an overview of the Fund’s cumulative and annualized returns as compared to the Fund’s benchmark, the Fund’s fact sheet for the quarter ended September 30, 2024, a performance comparison of the Fund to other funds managed by the Adviser, information regarding the Adviser’s compliance programs and a third-party comparison report regarding the Fund’s performance and fees compared to benchmark indices and peer funds provided by FUSE Research Network, LLC (“FUSE”). The Board considered the following factors, among others, in reaching its determination to renew the Advisory Agreement: (i) the investment performance of the Fund and the investment performance of the Adviser, (ii) the nature, extent and quality of the services provided by the Adviser to the Fund, (iii) the experience and qualifications of the personnel providing such services, (iv) the costs of the services provided and the profits to be realized by the Adviser and any of its affiliates from the relationship with the Fund, (v) the extent to which economies of scale will be realized by the Fund as it grows, and (vi) whether the Fund’s fee levels reflected the economies of scale to the benefit of the Fund’s shareholders.

The Directors relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Directors’ conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Director may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement. Although not meant to be all-inclusive, the following discussion summarizes the factors considered and conclusions reached by the Directors in determining to renew the Advisory Agreement at the Meeting and at the November 4, 2024 special meeting of the Board that was held to review and discuss the materials and information the Board requested from the Adviser related to the Advisory Agreement, including during executive sessions with their independent legal counsel.

Performance, Fees and Expenses

The Board reviewed the performance of the Fund for the three-month, one-year, three-year, five-year and since inception periods ended September 30, 2024. These returns were compared to the returns of Tactical-Flexible Allocation funds identified by FUSE (the “Performance Group”). The Board considered the Fund’s net asset value (“NAV”) and market price returns relative to the returns for funds in the Performance Group, noting that on a NAV basis, the Fund had outperformed the median of the Performance Group for the three-month period ended September 30, 2024 and underperformed the median of its Performance Group for the one-year, three-year, five-year and since inception periods ended September 30, 2024. Using market price returns, the Board observed that the Fund had outperformed the median of its Performance Group for the three-month period ended September 30, 2024 and underperformed the median of its Performance Group for the one-year, three-year, five-year and since inception periods ended September 30, 2024. The Directors also noted that on a NAV basis, the Fund had outperformed its benchmark for the three-month, one-year, three-year, five-year and since inception periods ended September 30, 2024. The Directors also reviewed the Fund’s performance relative to other funds managed by the Adviser. It was noted that the Adviser had indicated that the Performance Group is not entirely reflective of the Fund due to its unique investment strategy.

62	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Consideration and Approval of Advisory and Sub-Advisory Agreements	December 31, 2024 (Unaudited)

As to the comparative fees and expenses, the Directors considered the management and other fees paid by the Fund and compared those to the management and other fees paid by funds in FUSE’s Tactical-Flexible Allocation fund peer group (the “Expense Group”). The Directors also noted the fact that the fee payable to DoubleLine Capital, LP (the “Sub-Adviser”) is paid by the Adviser and not the Fund. The Board noted that the Fund’s annual net expense ratio was higher than the Expense Group median. The Directors also reviewed total net and gross expense rankings against its peers calculated on the basis of each fund’s average managed assets to mitigate the distortions caused by differing levels of leverage.

The Board noted that the annual management fee for the Fund was above the median paid by the Expense Group but within the range of the fees paid by the funds in the Expense Group. The Directors also reviewed the Fund’s fees relative to other funds managed by the Adviser. The Board, including the Independent Directors, determined that the fees were reasonable given the nature of the Fund’s unique investment strategy, the capabilities of the Adviser and the Sub-Adviser and the nature of the services provided to the Fund.

Nature, Extent and Quality of Services

As to the nature, extent and quality of the services provided by the Adviser to the Fund, the Board considered that under the terms of the Advisory Agreement, the Adviser, subject to the supervision of the Board, provides or arranges to be provided to the Fund such investment advice as the Adviser, in its discretion, deems advisable and furnishes or arranges to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies. The Board reviewed the Adviser’s Form ADV, which was previously provided to the Board and that provided details regarding the experience of each of the Adviser’s personnel. The Adviser also provided additional information regarding its experience managing other investment accounts. Based on the foregoing information, the Board, including the Independent Directors, concluded that the Adviser had provided quality services and would continue to do so for the Fund.

Profitability and Other Benefits

As to the cost of the services provided and the profits to be realized by the Adviser, the Board reviewed the Adviser’s estimates of its profitability and its financial condition. The Board reviewed the Adviser’s financial statements and noted the Adviser’s financial condition is stable as income from its asset management operations have contributed to higher revenues for the Adviser. The Board acknowledged the Adviser’s management fees were comparable to those charged to other funds to which the Adviser provides advisory or sub-advisory services. It was noted that, when launching a closed-end fund, such as the Fund, the Adviser covers the underwriting costs, which is a significant investment. The Board, including the Independent Directors, determined that the Advisory Agreement, with respect to the Fund was not overly profitable to the Adviser and the financial condition of the Adviser was adequate.

Semi-Annual Report | December 31, 2024	63

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Consideration and Approval of Advisory and Sub-Advisory Agreements	December 31, 2024 (Unaudited)

The Board noted that the Adviser has no affiliations with the Fund’s transfer agent, fund accountant, custodian, or distribution-related service providers utilized by the Fund and therefore does not derive any benefits from the relationships these parties may have with the Fund.

Conclusion

Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Directors, concluded that renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Consideration of the Sub-Advisory Agreement

At the Meeting, the Board, including the Independent Directors, also considered the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Sub-Adviser. In its consideration of the Sub-Advisory Agreement, the Board considered information and materials furnished by the Adviser and the Sub-Adviser in advance of and at the Meeting and was afforded the opportunity to request additional information and to ask questions of the Adviser and Sub-Adviser to obtain information that it believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement. The Board received materials compiled by the Sub-Adviser and the Adviser, including a copy of the Sub-Advisory Agreement, the Sub-Adviser’s response to a questionnaire regarding its profitability, management and operations, a copy of the Sub-Adviser’s Form ADV, information regarding the Sub-Adviser’s compliance programs and information regarding the performance of the Fund’s benchmark indices and peer funds. The Board considered the following factors, among others, in reaching its determination to renew the Sub-Advisory Agreement: (i) the investment performance of the Fund and the investment performance of the Sub-Adviser, (ii) the nature, extent and quality of the services provided by the Sub-Adviser to the Fund, (iii) the experience and qualifications of the personnel providing such services, (iv) the costs of the services provided and the profits to be realized by the Sub-Adviser and any of its affiliates from the relationship with the Fund, (v) the extent to which economies of scale will be realized by the Fund as it grows, and (vi) whether the fee level of the Fund reflected the economies of scale to the benefit of the Fund’s shareholders.

The Directors relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The Directors’ conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Director may have afforded different weight to the various factors in reaching conclusions with respect to the Sub-Advisory Agreement. Although not meant to be all-inclusive, the following discussion summarizes the factors considered and conclusions reached by the Directors in determining to renew the Sub-Advisory Agreement at the Meeting and at the November 4, 2024 special meeting of the Board that had been called to review and discuss the materials and information the Board had requested from the Sub-Adviser related to the Sub-Advisory Agreement.

64	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Consideration and Approval of Advisory and Sub-Advisory Agreements	December 31, 2024 (Unaudited)

Performance, Fees and Expenses

The Board reviewed the performance of the portion of the Fund managed by the Sub-Adviser. The Board recalled its deliberations regarding the Fund’s performance while considering the renewal of the Advisory Agreement.

As to the comparative fees and expenses, the Board considered the management fee paid by the Fund to the Adviser and noted that the Adviser pays the Sub-Adviser from its fee, which the Board had previously determined was reasonable. The Board also compared the sub-advisory fee paid by the Adviser to the Sub-Adviser against the fees the Sub-Adviser charges other clients to manage similar strategies.

Nature, Extent and Quality of Services

As to the nature, extent and quality of the services provided by the Sub-Adviser, the Board considered that under the terms of the Sub-Advisory Agreement, the Sub-Adviser, subject to the supervision of the Board, provides to the Fund such investment advice as the Sub-Adviser, in its discretion, deems advisable and furnishes or arranges to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies. The Board reviewed the Form ADV of the Sub-Adviser, which provided details regarding the experience of the Sub-Adviser’s investment personnel. The Sub-Adviser also provided additional information regarding its operations and experience managing other investment accounts. Based on the foregoing information, the Board, including the Independent Directors, concluded that the Sub-Adviser had provided quality services and would continue to do so for the Fund.

Profitability and Other Benefits

As to the cost of the services provided and the profits to be realized by the Sub-Adviser, the Board reviewed the Sub-Adviser’s financial condition. The Board noted that the financial condition of the Sub-Adviser was stable. The Board, including the Independent Directors determined that the Sub-Advisory Agreement and the compensation to the Sub-Adviser was reasonable and the financial condition of the Sub-Adviser was adequate. The Board noted that the Sub-Adviser had no affiliations with the Fund’s transfer agent, fund accountant, custodian, or distribution-related service providers and therefore does not derive any benefits from the relationships these parties may have with the Fund.

Conclusion

Having requested and received such information from the Adviser and Sub-Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Directors, concluded that renewal of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

Semi-Annual Report | December 31, 2024	65

Board of Directors

Patrick W. Galley, CFA, Chairman

John K. Carter

J. Wayne Hutchens

David M. Swanson

Jerry R. Raio

Lisa B. Mougin

Investment Adviser

RiverNorth Capital Management, LLC

Sub Adviser

DoubleLine Capital LP

Fund Administrator

ALPS Fund Services, Inc.

Transfer Agent and

Dividend Disbursing Agent

DST Systems, Inc.

Custodian

State Street Bank and Trust Company

Millennium Trust Company, LLC

Independent Registered

Public Accounting Firm

KPMG LLP

RiverNorth Capital Management, LLC

360 South Rosemary Avenue, Suite 1420
West Palm Beach, FL 33401

Secondary market support provided to the Fund by ALPS Fund Services, Inc.’s affiliate ALPS Distributors, Inc., a FINRA member.

This report is provided for the general information of the shareholders of the RiverNorth/DoubleLine Strategic Opportunity Fund, Inc. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to semi-annual report.

Item 6.	Investments.

(a)	A Summary Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this form, and additional details are provided in the Schedule of Investment attached as Exhibit 19(c) hereto.

(b)	Not applicable to the Registrant.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The Approval of Investment Advisory Agreement is included as part of the Report to Stockholders filed under Item 1(a) of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual report.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable to semi-annual report.

(b)	As of the date of this filing, there were no changes to the portfolio managers identified in response to paragraph (a)(1) of the applicable Item in the Registrant's most recent annual report on Form N-CSR.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable, due to no such purchases occurring during the period covered by this report.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board of Directors of the Registrant.

Item 16.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures, required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) under the Securities Exchange Act of 1934, as amended, as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	Not applicable to semi-annual report.

(a)(3)	The certifications of the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) of the 1940 Act, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The certifications of the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the 1940 Act, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

(c)	The Schedule of Investments is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

By:	/s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President and Chief Executive Officer

Date:	March 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President and Chief Executive Officer

Date:	March 7, 2025

By:	/s/ Jonathan M. Mohrhardt
Name:	Jonathan M. Mohrhardt
Title:	Treasurer and Chief Financial Officer

Date:	March 7, 2025